UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23606

E-Valuator Funds Trust

(Exact name of registrant as specified in charter)

7760 France Avenue South, Suite 925

Bloomington, Minnesota 55435

(Address of principal executive offices) (Zip code)

Kevin R. Miller

7760 France Avenue South, Suite 925

Bloomington, Minnesota 55435

(Name and address of agent for service)

Copies to:

Deborah Bielicke Eades

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

Registrant’s telephone number, including area code: (888) 507-2798

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

The E-Valuator Very Conservative (0%-15%) RMS Fund S E R V I C E C L A S S / E V V L X

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2025

This semi-annual shareholder report contains important information about The E-Valuator Very Conservative (0%-15%) RMS Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Very Conservative (0%-15%) RMS Fund (Service Class/EVVLX)	$49	0.99%[1,2]

[1]	Ratio to average net assets have been annualized for periods less than one year.

[2]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.19% for the six months ended March 31, 2025.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$22,333,829
Total number of portfolio holdings	64
Portfolio turnover rate as of the end of the reporting period	55%

The E-Valuator Very Conservative (0%-15%) RMS Fund - Service Class | 1

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dodge & Cox Global Bond Fund - Class I	9.3%
Vanguard Core Bond Fund, Admiral Shares	8.1%
Vanguard Intermediate-Term Bond ETF	5.0%
VanEck IG Floating Rate ETF	5.0%
Vanguard Emerging Markets Bond Fund, Admiral Shares	5.0%
SPDR Portfolio Short Term Corporate Bond ETF	4.9%
iShares 10-20 Year Treasury Bond ETF	4.5%
Eaton Vance Total Return Bond ETF	4.5%
Allspring Core Plus Bond Fund - Class R6	4.2%
Nuveen Emerging Markets Debt Fund - Class R6	4.1%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Very Conservative (0%-15%) RMS Fund - Service Class | 2

The E-Valuator Very Conservative (0%-15%) RMS Fund C L A S S R 4 / E V V C X

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2025

This semi-annual shareholder report contains important information about The E-Valuator Very Conservative (0%-15%) RMS Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Very Conservative (0%-15%) RMS Fund (Class R4/EVVCX)	$67	1.36%[1,2]

[1]	Ratio to average net assets have been annualized for periods less than one year.

[2]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.19% for the six months ended March 31, 2025.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$22,333,829
Total number of portfolio holdings	64
Portfolio turnover rate as of the end of the reporting period	55%

The E-Valuator Very Conservative (0%-15%) RMS Fund - Class R4 | 1

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dodge & Cox Global Bond Fund - Class I	9.3%
Vanguard Core Bond Fund, Admiral Shares	8.1%
Vanguard Intermediate-Term Bond ETF	5.0%
VanEck IG Floating Rate ETF	5.0%
Vanguard Emerging Markets Bond Fund, Admiral Shares	5.0%
SPDR Portfolio Short Term Corporate Bond ETF	4.9%
iShares 10-20 Year Treasury Bond ETF	4.5%
Eaton Vance Total Return Bond ETF	4.5%
Allspring Core Plus Bond Fund - Class R6	4.2%
Nuveen Emerging Markets Debt Fund - Class R6	4.1%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Very Conservative (0%-15%) RMS Fund - Class R4 | 2

The E-Valuator Conservative (15%-30%) RMS Fund S E R V I C E C L A S S / E V C L X

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2025

This semi-annual shareholder report contains important information about The E-Valuator Conservative (15%-30%) RMS Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Conservative (15%-30%) RMS Fund (Service Class/EVCLX)	$45	0.90%[1,2]

[1]	Ratio to average net assets have been annualized for periods less than one year.

[2]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.23% for the six months ended March 31, 2025.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$49,275,726
Total number of portfolio holdings	70
Portfolio turnover rate as of the end of the reporting period	58%

The E-Valuator Conservative (15%-30%) RMS Fund - Service Class | 1

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dodge & Cox Global Bond Fund - Class I	7.9%
Vanguard Emerging Markets Bond Fund, Admiral Shares	5.6%
Vanguard Core Bond Fund, Admiral Shares	4.7%
Eaton Vance Total Return Bond ETF	4.5%
Allspring Core Plus Bond Fund - Class R6	4.3%
SPDR Portfolio Short Term Corporate Bond ETF	3.8%
Nuveen Emerging Markets Debt Fund - Class R6	3.6%
Vanguard Intermediate-Term Bond ETF	3.5%
Pacer Pacific Asset Floating Rate High Income ETF	3.0%
T Rowe Price Institutional Floating Rate Fund – Class Institutional	3.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Conservative (15%-30%) RMS Fund - Service Class | 2

The E-Valuator Conservative (15%-30%) RMS Fund C L A S S R 4 / E V F C X

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2025

This semi-annual shareholder report contains important information about The E-Valuator Conservative (15%-30%) RMS Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Conservative (15%-30%) RMS Fund (Class R4/EVFCX)	$64	1.29%[1,2]

[1]	Ratio to average net assets have been annualized for periods less than one year.

[2]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.23% for the six months ended March 31, 2025.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$49,275,726
Total number of portfolio holdings	70
Portfolio turnover rate as of the end of the reporting period	58%

The E-Valuator Conservative (15%-30%) RMS Fund - Class R4 | 1

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dodge & Cox Global Bond Fund - Class I	7.9%
Vanguard Emerging Markets Bond Fund, Admiral Shares	5.6%
Vanguard Core Bond Fund, Admiral Shares	4.7%
Eaton Vance Total Return Bond ETF	4.5%
Allspring Core Plus Bond Fund - Class R6	4.3%
SPDR Portfolio Short Term Corporate Bond ETF	3.8%
Nuveen Emerging Markets Debt Fund - Class R6	3.6%
Vanguard Intermediate-Term Bond ETF	3.5%
Pacer Pacific Asset Floating Rate High Income ETF	3.0%
T Rowe Price Institutional Floating Rate Fund – Class Institutional	3.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Conservative (15%-30%) RMS Fund - Class R4 | 2

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund S E R V I C E C L A S S / E V T T X

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2025

This semi-annual shareholder report contains important information about The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Service Class/EVTTX)	$40	0.81%[1]

[1]	Ratio to average net assets have been annualized for periods less than one year.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$31,239,228
Total number of portfolio holdings	70
Portfolio turnover rate as of the end of the reporting period	52%

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund - Service Class | 1

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dodge & Cox Global Bond Fund - Class I	5.8%
Vanguard Core Bond Fund, Admiral Shares	4.2%
Vanguard Emerging Markets Bond Fund, Admiral Shares	4.1%
Dimensional Global Equity Portfolio - Class Institutional	3.5%
Eaton Vance Total Return Bond ETF	3.2%
SPDR Portfolio Short Term Corporate Bond ETF	3.0%
VanEck IG Floating Rate ETF	2.6%
New Perspective Fund - Class R-6	2.6%
SPDR Global Dow ETF	2.5%
Vanguard Intermediate-Term Bond ETF	2.5%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund - Service Class | 2

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund C L A S S R 4 / E V F T X

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2025

This semi-annual shareholder report contains important information about The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Class R4/EVFTX)	$59	1.20%[1]

[1]	Ratio to average net assets have been annualized for periods less than one year.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$31,239,228
Total number of portfolio holdings	70
Portfolio turnover rate as of the end of the reporting period	52%

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund - Class R4 | 1

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dodge & Cox Global Bond Fund - Class I	5.8%
Vanguard Core Bond Fund, Admiral Shares	4.2%
Vanguard Emerging Markets Bond Fund, Admiral Shares	4.1%
Dimensional Global Equity Portfolio - Class Institutional	3.5%
Eaton Vance Total Return Bond ETF	3.2%
SPDR Portfolio Short Term Corporate Bond ETF	3.0%
VanEck IG Floating Rate ETF	2.6%
New Perspective Fund – Class R-6	2.6%
SPDR Global Dow ETF	2.5%
Vanguard Intermediate-Term Bond ETF	2.5%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund - Class R4 | 2

The E-Valuator Moderate (50%-70%) RMS Fund S E R V I C E C L A S S / E V M L X

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2025

This semi-annual shareholder report contains important information about The E-Valuator Moderate (50%-70%) RMS Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Moderate (50%-70%) RMS Fund (Service Class/EVMLX)	$38	0.78%[1,2]

[1]	Ratio to average net assets have been annualized for periods less than one year.

[2]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.19% for the six months ended March 31, 2025.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$142,408,044
Total number of portfolio holdings	70
Portfolio turnover rate as of the end of the reporting period	56%

The E-Valuator Moderate (50%-70%) RMS Fund - Service Class | 1

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dimensional Global Equity Portfolio - Class Institutional	3.9%
Dodge & Cox Global Bond Fund - Class I	3.7%
Vanguard Core Bond Fund, Admiral Shares	3.7%
New Perspective Fund – Class R-6	2.9%
SPDR Global Dow ETF	2.8%
Vanguard U.S. Momentum Factor ETF	2.8%
Vanguard Emerging Markets Bond Fund, Admiral Shares	2.8%
Schwab S&P 500 Index Fund	2.5%
iShares Russell Mid-Cap Growth ETF	2.5%
DFA U.S. Vector Equity Portfolio - Class Institutional	2.2%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Moderate (50%-70%) RMS Fund - Service Class | 2

The E-Valuator Moderate (50%-70%) RMS Fund C L A S S R 4 / E V F M X

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2025

This semi-annual shareholder report contains important information about The E-Valuator Moderate (50%-70%) RMS Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Moderate (50%-70%) RMS Fund (Class R4/EVFMX)	$58	1.18%[1,2]

[1]	Ratio to average net assets have been annualized for periods less than one year.

[2]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.19% for the six months ended March 31, 2025.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$142,408,044
Total number of portfolio holdings	70
Portfolio turnover rate as of the end of the reporting period	56%

The E-Valuator Moderate (50%-70%) RMS Fund - Class R4 | 1

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dimensional Global Equity Portfolio - Class Institutional	3.9%
Dodge & Cox Global Bond Fund - Class I	3.7%
Vanguard Core Bond Fund, Admiral Shares	3.7%
New Perspective Fund – Class R-6	2.9%
SPDR Global Dow ETF	2.8%
Vanguard U.S. Momentum Factor ETF	2.8%
Vanguard Emerging Markets Bond Fund, Admiral Shares	2.8%
Schwab S&P 500 Index Fund	2.5%
iShares Russell Mid-Cap Growth ETF	2.5%
DFA U.S. Vector Equity Portfolio - Class Institutional	2.2%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Moderate (50%-70%) RMS Fund - Class R4 | 2

The E-Valuator Growth (70%-85%) RMS Fund S E R V I C E C L A S S / E V G L X

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2025

This semi-annual shareholder report contains important information about The E-Valuator Growth (70%-85%) RMS Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Growth (70%-85%) RMS Fund (Service Class/EVGLX)	$28	0.58%[1,2]

[1]	Ratio to average net assets have been annualized for periods less than one year.

[2]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended March 31, 2025.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$248,395,857
Total number of portfolio holdings	67
Portfolio turnover rate as of the end of the reporting period	46%

The E-Valuator Growth (70%-85%) RMS Fund - Service Class | 1

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dimensional Global Equity Portfolio - Class Institutional	4.8%
New Perspective Fund – Class R-6	3.6%
SPDR Global Dow ETF	3.5%
Vanguard U.S. Momentum Factor ETF	3.4%
Schwab S&P 500 Index Fund	2.8%
Vanguard Strategic Equity Fund - Class Investor	2.8%
Nuveen Large Cap Growth Index Fund - Class R6	2.8%
Schwab U.S. Large-Cap Growth ETF	2.5%
iShares Russell Mid-Cap Growth ETF	2.5%
DFA U.S. Vector Equity Portfolio - Class Institutional	2.4%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Growth (70%-85%) RMS Fund - Service Class | 2

The E-Valuator Growth (70%-85%) RMS Fund C L A S S R 4 / E V G R X

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2025

This semi-annual shareholder report contains important information about The E-Valuator Growth (70%-85%) RMS Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Growth (70%-85%) RMS Fund (Class R4/EVGRX)	$48	0.98%[1,2]

[1]	Ratio to average net assets have been annualized for periods less than one year.

[2]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended March 31, 2025.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$248,395,857
Total number of portfolio holdings	67
Portfolio turnover rate as of the end of the reporting period	46%

The E-Valuator Growth (70%-85%) RMS Fund - Class R4 | 1

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dimensional Global Equity Portfolio - Class Institutional	4.8%
New Perspective Fund – Class R-6	3.6%
SPDR Global Dow ETF	3.5%
Vanguard U.S. Momentum Factor ETF	3.4%
Schwab S&P 500 Index Fund	2.8%
Vanguard Strategic Equity Fund - Class Investor	2.8%
Nuveen Large Cap Growth Index Fund - Class R6	2.8%
Schwab U.S. Large-Cap Growth ETF	2.5%
iShares Russell Mid-Cap Growth ETF	2.5%
DFA U.S. Vector Equity Portfolio - Class Institutional	2.4%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Growth (70%-85%) RMS Fund - Class R4 | 2

The E-Valuator Aggressive Growth (85%-99%)RMS Fund S E R V I C E C L A S S / E V A G X

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2025

This semi-annual shareholder report contains important information about The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Service Class/EVAGX)	$28	0.58%[1,2]

[1]	Ratio to average net assets have been annualized for periods less than one year.

[2]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended March 31, 2025.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$196,180,741
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	48%

The E-Valuator Aggressive Growth (85%-99%) RMS Fund - Service Class | 1

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dimensional Global Equity Portfolio - Class Institutional	5.6%
iShares Russell Mid-Cap Growth ETF	4.4%
Vanguard U.S. Momentum Factor ETF	4.4%
New Perspective Fund – Class R-6	4.2%
SPDR Global Dow ETF	4.2%
Vanguard Strategic Equity Fund - Class Investor	4.1%
DFA U.S. Vector Equity Portfolio - Class Institutional	3.9%
Schwab S&P 500 Index Fund	3.3%
Nuveen Large Cap Growth Index Fund - Class R6	3.2%
Vanguard Value ETF	2.8%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Aggressive Growth (85%-99%) RMS Fund - Service Class | 2

The E-Valuator Aggressive Growth (85%-99%)RMS Fund C L A S S R 4 / E V F G X

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2025

This semi-annual shareholder report contains important information about The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Class R4/EVFGX)	$48	0.97%[1,2]

[1]	Ratio to average net assets have been annualized for periods less than one year.

[2]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended March 31, 2025.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$196,180,741
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	48%

The E-Valuator Aggressive Growth (85%-99%) RMS Fund - Class R4 | 1

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dimensional Global Equity Portfolio - Class Institutional	5.6%
iShares Russell Mid-Cap Growth ETF	4.4%
Vanguard U.S. Momentum Factor ETF	4.4%
New Perspective Fund – Class R-6	4.2%
SPDR Global Dow ETF	4.2%
Vanguard Strategic Equity Fund - Class Investor	4.1%
DFA U.S. Vector Equity Portfolio - Class Institutional	3.9%
Schwab S&P 500 Index Fund	3.3%
Nuveen Large Cap Growth Index Fund - Class R6	3.2%
Vanguard Value ETF	2.8%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Aggressive Growth (85%-99%) RMS Fund - Class R4 | 2

(b)	There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item 7 (a) of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Other Information

(a)	Copy of the most recent financial statements

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 55.5%
	AGGREGATE BOND — 12.9%
19,747	Eaton Vance Total Return Bond ETF	$999,791
15,231	PGIM Ultra Short Bond ETF	757,438
14,627	Vanguard Intermediate-Term Bond ETF	1,119,989
		2,877,218
	BROAD BASED — 0.0%
562	USCF SummerHaven Dynamic Commodity Strategy No. K-1 Fund	11,926
	BROAD MARKET — 0.7%
2,407	Schwab Fundamental U.S. Broad Market ETF	55,385
628	Vanguard U.S. Momentum Factor ETF	95,274
		150,659
	CONSUMER STAPLES — 0.1%
222	Fidelity MSCI Consumer Staples Index ETF	11,351
52	Vanguard Consumer Staples ETF	11,378
		22,729
	CONVERTIBLE — 1.9%
4,976	iShares Convertible Bond ETF	416,043

	CORPORATE — 21.6%
16,120	iShares High Yield Systematic Bond ETF	759,091
10,280	iShares Investment Grade Systematic Bond ETF	462,703
40,652	Principal Active High Yield ETF	774,420
36,280	SPDR Portfolio Short Term Corporate Bond ETF	1,092,028
43,556	VanEck IG Floating Rate ETF	1,112,856
7,622	Vanguard Intermediate-Term Corporate Bond ETF	623,175
		4,824,273
	EMERGING MARKETS — 0.3%
2,097	Schwab Fundamental Emerging Markets Equity ETF	64,588

	GLOBAL — 0.7%
365	Affinity World Leaders Equity ETF	10,554
1,019	SPDR Global Dow ETF	142,456
		153,010
	GOVERNMENT — 5.7%
9,640	iShares 10-20 Year Treasury Bond ETF	1,000,150
2,948	iShares 7-10 Year Treasury Bond ETF	281,151
		1,281,301
	HIGH YIELD BOND — 2.7%
12,966	Pacer Pacific Asset Floating Rate High Income ETF	610,569

1
SEMI ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL — 0.8%
1,134	Invesco Dorsey Wright Developed Markets Momentum ETF	$43,183
530	Invesco S&P International Developed Momentum ETF	23,405
1,222	iShares Currency Hedged MSCI EAFE Small-Cap ETF	39,348
410	iShares International Dividend Growth ETF	29,700
1,541	Xtrackers MSCI EAFE High Dividend Yield Equity ETF	41,823
		177,459
	LARGE-CAP — 1.7%
1,109	Fidelity High Dividend ETF	55,006
61	Invesco QQQ Trust Series 1	28,604
1,878	Schwab Fundamental U.S. Large Co. ETF	44,340
3,048	Schwab U.S. Large-Cap Growth ETF	76,322
300	Vanguard Mega Cap ETF	60,414
370	Vanguard Value ETF	63,914
618	WisdomTree U.S. Value Fund	50,781
		379,381

	LONG TERM CORPORATE BOND — 1.5%
7,863	FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	333,761

	MID-CAP — 0.9%
2,536	Fidelity Small-Mid Multifactor ETF	99,310
683	iShares Russell Mid-Cap Growth ETF	80,246
298	VictoryShares U.S. Small Mid Cap Value Momentum ETF	23,464
		203,020
	MORTGAGE BACKED — 3.0%
13,817	iShares CMBS ETF	663,216

	PRECIOUS METALS — 0.2%
1,115	abrdn Physical Silver Shares ETF*	36,249
193	iShares Gold Trust*	11,379
		47,628
	SMALL-CAP — 0.5%
403	JPMorgan Small & Mid Cap Enhanced Equity ETF	22,560
326	Vanguard Small-Cap Growth ETF	82,077
		104,637
	THEMATIC — 0.3%
1,724	Global X U.S. Infrastructure Development ETF	65,046

	Total Exchange-Traded Funds
	(Cost $12,400,075)	12,386,464

2
SEMI ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS — 42.1%
	AGGREGATE BOND — 12.3%
83,872	Allspring Core Plus Bond Fund - Class R6	$943,560
99,878	Vanguard Core Bond Fund, Admiral Shares	1,797,804
		2,741,364
	AGGREGATE BOND SHORT — 1.0%
11,416	Columbia Short Term Bond Fund - Class Institutional 3	111,649
12,212	Victory Short-Term Bond Fund - Class R6	111,493
		223,142
	BLEND BROAD MARKET — 0.4%
800	DFA U.S. Core Equity 1 Portfolio - Class Institutional	33,067
2,259	DFA U.S. Vector Equity Portfolio - Class Institutional	58,769
		91,836
	BLEND LARGE CAP — 0.8%
2,074	DFA U.S. Large Co. Portfolio - Class Institutional	77,140
1,148	Schwab S&P 500 Index Fund	99,190
		176,330
	BLEND MID CAP — 0.3%
1,947	Vanguard Strategic Equity Fund - Class Investor	65,799

	EMERGING MARKET STOCK — 0.2%
440	New World Fund, Inc. - Class F-3	34,457

	EMERGING MARKETS BOND — 9.1%
106,443	Nuveen Emerging Markets Debt Fund - Class R6	913,279
47,443	Vanguard Emerging Markets Bond Fund, Admiral Shares	1,110,166
		2,023,445
	FOREIGN AGGREGATE BOND — 9.3%
192,621	Dodge & Cox Global Bond Fund - Class I	2,086,090

	FOREIGN BLEND — 0.9%
6,172	Dimensional Global Equity Portfolio - Class Institutional	205,848

	FOREIGN VALUE — 0.1%
653	DFA International Value Portfolio - Class Institutional	14,912

	GENERAL CORPORATE BOND — 2.9%
70,118	T Rowe Price Institutional Floating Rate Fund - Class Institutional	657,706

	GROWTH BROAD MARKET — 0.7%
2,561	New Perspective Fund - Class R-6	156,175

3
SEMI ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH LARGE CAP — 0.4%
1,627	Nuveen Large Cap Growth Index Fund - Class R6	$98,075

	HIGH YIELD BOND — 3.5%
80,139	American High-Income Trust - Class F-3	778,954

	VALUE MID CAP — 0.2%
1,720	DFA U.S. Targeted Value Portfolio - Class Institutional	54,691

	Total Mutual Funds
	(Cost $9,316,033)	9,408,824

	MONEY MARKET FUNDS — 0.6%
145,417	Gabelli U.S. Treasury Money Market Fund - Class AAA, 4.18%[1]	145,417

	Money Market Funds
	(Cost $145,417)	145,417

	TOTAL INVESTMENTS — 98.2%
	(Cost $21,861,525)	21,940,705
	Other Assets in Excess of Liabilities — 1.8%	393,124
	TOTAL NET ASSETS — 100.0%	$22,333,829

*Non-income producing security.
[1]Effective 7 day yield as of March 31, 2025.

See Notes to Financial Statements

4
SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 53.5%
	AGGREGATE BOND — 8.0%
43,367	Eaton Vance Total Return Bond ETF	$2,195,671
22,646	Vanguard Intermediate-Term Bond ETF	1,734,004
		3,929,675
	BROAD BASED — 0.1%
2,432	USCF SummerHaven Dynamic Commodity Strategy No. K-1 Fund	51,607
	BROAD MARKET — 1.2%
8,877	Schwab Fundamental U.S. Broad Market ETF	204,260
2,716	Vanguard U.S. Momentum Factor ETF	412,044
		616,304
	CONSUMER STAPLES — 1.2%
6,058	Fidelity MSCI Consumer Staples Index ETF	309,745
1,368	Vanguard Consumer Staples ETF	299,346
		609,091
	CONVERTIBLE — 2.2%
12,715	iShares Convertible Bond ETF	1,063,101
	CORPORATE — 16.1%
22,189	iShares High Yield Systematic Bond ETF	1,044,880
30,738	iShares Investment Grade Systematic Bond ETF	1,383,517
54,772	Principal Active High Yield ETF	1,043,407
61,540	SPDR Portfolio Short Term Corporate Bond ETF	1,852,354
48,081	VanEck IG Floating Rate ETF	1,228,470
16,941	Vanguard Intermediate-Term Corporate Bond ETF	1,385,096
		7,937,724
	EMERGING MARKETS — 0.8%
8,026	Schwab Fundamental Emerging Markets Equity ETF	247,201
3,527	SPDR S&P Emerging Markets Dividend ETF	125,914
		373,115
	GLOBAL — 1.4%
1,678	Affinity World Leaders Equity ETF	48,521
4,472	SPDR Global Dow ETF	625,185
		673,706
	GOVERNMENT — 3.6%
9,950	iShares 10-20 Year Treasury Bond ETF	1,032,313
7,998	iShares 7-10 Year Treasury Bond ETF	762,769
		1,795,082
	HIGH YIELD BOND — 3.0%
31,484	Pacer Pacific Asset Floating Rate High Income ETF	1,482,582

5
SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL — 1.5%
5,698	Invesco Dorsey Wright Developed Markets Momentum ETF	$216,980
4,549	Invesco S&P International Developed Momentum ETF	200,884
2,155	iShares Currency Hedged MSCI EAFE Small-Cap ETF	69,391
1,516	iShares International Dividend Growth ETF	109,819
4,460	Xtrackers MSCI EAFE High Dividend Yield Equity ETF	121,044
		718,118
	LARGE-CAP — 4.6%
8,100	Fidelity High Dividend ETF	401,760
662	Invesco QQQ Trust Series 1	310,425
15,191	Schwab Fundamental U.S. Large Co. ETF	358,659
16,879	Schwab U.S. Large-Cap Growth ETF	422,650
912	Vanguard Mega Cap ETF	183,659
1,474	Vanguard Value ETF	254,619
3,837	WisdomTree U.S. Value Fund	315,286
		2,247,058
	LONG TERM CORPORATE BOND — 2.0%
22,902	FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	972,124
	MID-CAP — 3.0%
8,425	Fidelity Small-Mid Multifactor ETF	329,923
1,712	Invesco S&P MidCap Momentum ETF	194,757
6,134	iShares Russell Mid-Cap Growth ETF	720,684
2,736	VictoryShares U.S. Small Mid Cap Value Momentum ETF	215,432
		1,460,796
	MORTGAGE BACKED — 2.5%
26,093	iShares CMBS ETF	1,252,464
	PRECIOUS METALS — 0.5%
4,252	abrdn Physical Silver Shares ETF*	138,233
1,895	iShares Gold Trust*	111,729
		249,962
	SMALL-CAP — 1.5%
2,649	Invesco S&P SmallCap Momentum ETF	166,225
5,084	JPMorgan Small & Mid Cap Enhanced Equity ETF	284,602
1,185	Vanguard Small-Cap Growth ETF	298,348
		749,175
	THEMATIC — 0.3%
4,543	Global X U.S. Infrastructure Development ETF	171,407
	Total Exchange-Traded Funds
	(Cost $26,067,006)	26,353,091

6
SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS — 44.1%
	AGGREGATE BOND — 9.0%
187,215	Allspring Core Plus Bond Fund - Class R6	$2,106,167
128,343	Vanguard Core Bond Fund, Admiral Shares	2,310,169
		4,416,336
	AGGREGATE BOND SHORT — 4.0%
100,245	Columbia Short Term Bond Fund - Class Institutional 3	980,397
107,978	Victory Short-Term Bond Fund - Class R6	985,843
		1,966,240
	BLEND BROAD MARKET — 1.1%
3,401	DFA U.S. Core Equity 1 Portfolio - Class Institutional	140,527
16,376	DFA U.S. Vector Equity Portfolio - Class Institutional	425,936
		566,463
	BLEND LARGE CAP — 1.4%
8,572	DFA U.S. Large Co. Portfolio - Class Institutional	318,863
4,297	Schwab S&P 500 Index Fund	371,279
		690,142
	BLEND MID CAP — 0.6%
9,231	Vanguard Strategic Equity Fund - Class Investor	312,016
	EMERGING MARKET STOCK — 0.2%
1,287	New World Fund, Inc. - Class F-3	100,829
	EMERGING MARKETS BOND — 9.2%
206,830	Nuveen Emerging Markets Debt Fund - Class R6	1,774,600
118,640	Vanguard Emerging Markets Bond Fund, Admiral Shares	2,776,175
		4,550,775
	FOREIGN AGGREGATE BOND — 7.9%
357,854	Dodge & Cox Global Bond Fund - Class I	3,875,557
	FOREIGN BLEND — 2.1%
6,239	DFA International Small Co. Portfolio - Class Institutional	127,328
26,903	Dimensional Global Equity Portfolio - Class Institutional	897,223
		1,024,551
	FOREIGN GROWTH — 0.2%
5,958	Vanguard International Explorer Fund - Class Investor	100,268
	FOREIGN VALUE — 0.4%
4,122	DFA International Small Cap Value Portfolio - Class Institutional	99,626
4,281	DFA International Value Portfolio - Class Institutional	97,811
		197,437

7
SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GENERAL CORPORATE BOND — 3.0%
156,811	T Rowe Price Institutional Floating Rate Fund - Class Institutional	$1,470,884
	GROWTH BROAD MARKET — 1.3%
10,896	New Perspective Fund - Class R-6	664,423
	GROWTH LARGE CAP — 1.0%
8,047	Nuveen Large Cap Growth Index Fund - Class R6	485,183
	HIGH YIELD BOND — 2.1%
107,310	American High-Income Trust - Class F-3	1,043,049
	VALUE MID CAP — 0.6%
8,723	DFA U.S. Targeted Value Portfolio - Class Institutional	277,390
	Total Mutual Funds
	(Cost $21,273,031)	21,741,543
	MONEY MARKET FUNDS — 2.4%
685,974	Gabelli U.S. Treasury Money Market Fund - Class AAA, 4.18%[1]	685,974
496,359	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.18%[1]	496,359
	Money Market Funds
	(Cost $1,182,333)	1,182,333
	TOTAL INVESTMENTS — 100.0%
	(Cost $48,522,370)	49,276,967
	Liabilities in Excess of Other Assets — (0.0)%	(1,241)
	TOTAL NET ASSETS — 100.0%	$49,275,726

*Non-income producing security.
[1]Effective 7 day yield as of March 31, 2025.

See Notes to Financial Statements

8
SEMI ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 57.2%
	AGGREGATE BOND — 5.7%
19,984	Eaton Vance Total Return Bond ETF	$1,011,790
9,954	Vanguard Intermediate-Term Bond ETF	762,178
		1,773,968
	BROAD BASED — 0.3%
3,609	USCF SummerHaven Dynamic Commodity Strategy No. K-1 Fund	76,583
	BROAD MARKET — 2.6%
11,304	Schwab Fundamental U.S. Broad Market ETF	260,105
3,668	Vanguard U.S. Momentum Factor ETF	556,472
		816,577
	CONSUMER STAPLES — 1.3%
3,801	Fidelity MSCI Consumer Staples Index ETF	194,345
887	Vanguard Consumer Staples ETF	194,093
		388,438
	CONVERTIBLE — 1.7%
6,408	iShares Convertible Bond ETF	535,773
	CORPORATE — 12.8%
10,232	iShares High Yield Systematic Bond ETF	481,825
14,454	iShares Investment Grade Systematic Bond ETF	650,574
25,052	Principal Active High Yield ETF	477,241
31,156	SPDR Portfolio Short Term Corporate Bond ETF	937,796
31,713	VanEck IG Floating Rate ETF	810,267
7,966	Vanguard Intermediate-Term Corporate Bond ETF	651,300
		4,009,003
	EMERGING MARKETS — 1.6%
10,323	Schwab Fundamental Emerging Markets Equity ETF	317,948
5,266	SPDR S&P Emerging Markets Dividend ETF	187,996
		505,944
	GLOBAL — 2.6%
1,042	Affinity World Leaders Equity ETF	30,130
5,643	SPDR Global Dow ETF	788,892
		819,022
	GOVERNMENT — 3.7%
7,225	iShares 10-20 Year Treasury Bond ETF	749,594
4,352	iShares 7-10 Year Treasury Bond ETF	415,050
		1,164,644
	HIGH YIELD BOND — 1.9%
12,615	Pacer Pacific Asset Floating Rate High Income ETF	594,040

9
SEMI ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL — 2.6%
6,620	Invesco Dorsey Wright Developed Markets Momentum ETF	$252,089
4,284	Invesco S&P International Developed Momentum ETF	189,181
1,948	iShares Currency Hedged MSCI EAFE Small-Cap ETF	62,726
2,247	iShares International Dividend Growth ETF	162,773
5,734	Xtrackers MSCI EAFE High Dividend Yield Equity ETF	155,621
		822,390
	LARGE-CAP — 6.9%
6,911	Fidelity High Dividend ETF	342,786
657	Invesco QQQ Trust Series 1	308,080
12,656	Schwab Fundamental U.S. Large Co. ETF	298,808
16,035	Schwab U.S. Large-Cap Growth ETF	401,516
928	Vanguard Mega Cap ETF	186,881
1,531	Vanguard Value ETF	264,465
4,309	WisdomTree U.S. Value Fund	354,071
		2,156,607
	LONG TERM CORPORATE BOND — 2.1%
15,262	FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	647,828
	MID-CAP — 4.8%
13,727	Fidelity Small-Mid Multifactor ETF	537,549
1,292	Invesco S&P MidCap Momentum ETF	146,978
4,857	iShares Russell Mid-Cap Growth ETF	570,649
3,202	VictoryShares U.S. Small Mid Cap Value Momentum ETF	252,126
		1,507,302
	MORTGAGE BACKED — 2.4%
15,744	iShares CMBS ETF	755,712
	PRECIOUS METALS — 0.8%
4,065	abrdn Physical Silver Shares ETF*	132,153
1,669	iShares Gold Trust*	98,404
		230,557
	SMALL-CAP — 2.9%
4,258	Invesco S&P SmallCap Momentum ETF	267,190
5,229	JPMorgan Small & Mid Cap Enhanced Equity ETF	292,719
1,327	Vanguard Small-Cap Growth ETF	334,099
		894,008
	THEMATIC — 0.5%
4,031	Global X U.S. Infrastructure Development ETF	152,090
	Total Exchange-Traded Funds
	(Cost $17,561,662)	17,850,486

10
SEMI ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS — 41.2%
	AGGREGATE BOND — 6.3%
58,298	Allspring Core Plus Bond Fund - Class R6	$655,848
73,150	Vanguard Core Bond Fund, Admiral Shares	1,316,707
		1,972,555
	AGGREGATE BOND SHORT — 3.2%
50,129	Columbia Short Term Bond Fund - Class Institutional 3	490,259
53,787	Victory Short-Term Bond Fund - Class R6	491,074
		981,333
	BLEND BROAD MARKET — 2.0%
5,596	DFA U.S. Core Equity 1 Portfolio - Class Institutional	231,243
15,488	DFA U.S. Vector Equity Portfolio - Class Institutional	402,834
		634,077
	BLEND LARGE CAP — 2.2%
7,816	DFA U.S. Large Co. Portfolio - Class Institutional	290,768
4,710	Schwab S&P 500 Index Fund	406,964
		697,732
	BLEND MID CAP — 1.3%
12,044	Vanguard Strategic Equity Fund - Class Investor	407,071
	EMERGING MARKET STOCK — 0.3%
1,346	New World Fund, Inc. - Class F-3	105,450
	EMERGING MARKETS BOND — 6.1%
72,371	Nuveen Emerging Markets Debt Fund - Class R6	620,940
54,282	Vanguard Emerging Markets Bond Fund, Admiral Shares	1,270,203
		1,891,143
	FOREIGN AGGREGATE BOND — 5.8%
168,102	Dodge & Cox Global Bond Fund - Class I	1,820,546
	FOREIGN BLEND — 4.1%
8,742	DFA International Small Co. Portfolio - Class Institutional	178,430
32,740	Dimensional Global Equity Portfolio - Class Institutional	1,091,895
		1,270,325
	FOREIGN GROWTH — 0.4%
7,399	Vanguard International Explorer Fund - Class Investor	124,531
	FOREIGN VALUE — 0.8%
5,349	DFA International Small Cap Value Portfolio - Class Institutional	129,277
4,915	DFA International Value Portfolio - Class Institutional	112,312
		241,589

11
SEMI ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GENERAL CORPORATE BOND — 2.0%
66,926	T Rowe Price Institutional Floating Rate Fund - Class Institutional	$627,763
	GROWTH BROAD MARKET — 2.6%
13,262	New Perspective Fund - Class R-6	808,704
	GROWTH LARGE CAP — 1.4%
7,312	Nuveen Large Cap Growth Index Fund - Class R6	440,812
	HIGH YIELD BOND — 1.5%
48,406	American High-Income Trust - Class F-3	470,505
	VALUE MID CAP — 1.2%
11,987	DFA U.S. Targeted Value Portfolio - Class Institutional	381,185
	Total Mutual Funds
	(Cost $12,597,549)	12,875,321
	MONEY MARKET FUNDS — 1.7%
316,119	Gabelli U.S. Treasury Money Market Fund - Class AAA, 4.18%[1]	316,119
223,854	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.18%[1]	223,854
	Money Market Funds
	(Cost $539,973)	539,973
	TOTAL INVESTMENTS — 100.1%
	(Cost $30,699,184)	31,265,780
	Liabilities in Excess of Other Assets — (0.1)%	(26,552)
	TOTAL NET ASSETS — 100.0%	$31,239,228

*Non-income producing security.
[1]Effective 7 day yield as of March 31, 2025.

See Notes to Financial Statements

12
SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 59.6%
	AGGREGATE BOND — 3.1%
42,456	Eaton Vance Total Return Bond ETF	$2,149,547
30,096	Vanguard Intermediate-Term Bond ETF	2,304,451
		4,453,998
	BROAD BASED — 0.5%
34,844	USCF SummerHaven Dynamic Commodity Strategy No. K-1 Fund	739,390

	BROAD MARKET — 4.2%
85,101	Schwab Fundamental U.S. Broad Market ETF	1,958,174
26,205	Vanguard U.S. Momentum Factor ETF	3,975,561
		5,933,735
	CONSUMER STAPLES — 1.7%
23,845	Fidelity MSCI Consumer Staples Index ETF	1,219,195
5,570	Vanguard Consumer Staples ETF	1,218,827
		2,438,022
	CONVERTIBLE — 1.5%
25,368	iShares Convertible Bond ETF	2,121,018

	CORPORATE — 8.1%
30,447	iShares High Yield Systematic Bond ETF	1,433,749
49,458	iShares Investment Grade Systematic Bond ETF	2,226,104
75,153	Principal Active High Yield ETF	1,431,665
95,901	SPDR Portfolio Short Term Corporate Bond ETF	2,886,620
57,434	VanEck IG Floating Rate ETF	1,467,439
25,329	Vanguard Intermediate-Term Corporate Bond ETF	2,070,899
		11,516,476
	EMERGING MARKETS — 2.0%
55,115	Schwab Fundamental Emerging Markets Equity ETF	1,697,542
30,962	SPDR S&P Emerging Markets Dividend ETF	1,105,343
		2,802,885
	GLOBAL — 2.9%
7,246	Affinity World Leaders Equity ETF	209,524
28,541	SPDR Global Dow ETF	3,990,032
		4,199,556
	GOVERNMENT — 2.7%
25,148	iShares 10-20 Year Treasury Bond ETF	2,609,105
13,597	iShares 7-10 Year Treasury Bond ETF	1,296,746
		3,905,851
	HIGH YIELD BOND — 1.5%
44,236	Pacer Pacific Asset Floating Rate High Income ETF	2,083,073

13
SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL — 3.8%
44,837	Invesco Dorsey Wright Developed Markets Momentum ETF	$1,707,393
35,059	Invesco S&P International Developed Momentum ETF	1,548,206
16,297	iShares Currency Hedged MSCI EAFE Small-Cap ETF	524,763
9,836	iShares International Dividend Growth ETF	712,520
32,551	Xtrackers MSCI EAFE High Dividend Yield Equity ETF	883,434
		5,376,316
	LARGE-CAP — 12.3%
47,189	Fidelity High Dividend ETF	2,340,574
5,767	Invesco QQQ Trust Series 1	2,704,262
97,299	Schwab Fundamental U.S. Large Co. ETF	2,297,229
118,424	Schwab U.S. Large-Cap Growth ETF	2,965,337
11,752	Vanguard Mega Cap ETF	2,366,618
14,917	Vanguard Value ETF	2,576,762
27,022	WisdomTree U.S. Value Fund	2,220,398
		17,471,180
	LONG TERM CORPORATE BOND — 0.9%
30,269	FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	1,284,831
	MID-CAP — 7.0%
76,643	Fidelity Small-Mid Multifactor ETF	3,001,340
14,945	Invesco S&P MidCap Momentum ETF	1,700,143
29,917	iShares Russell Mid-Cap Growth ETF	3,514,948
22,601	VictoryShares U.S. Small Mid Cap Value Momentum ETF	1,779,603
		9,996,034
	MORTGAGE BACKED — 1.0%
30,807	iShares CMBS ETF	1,478,736
	PRECIOUS METALS — 1.6%
40,787	abrdn Physical Silver Shares ETF*	1,325,986
16,369	iShares Gold Trust*	965,116
		2,291,102
	SMALL-CAP — 3.8%
18,543	Invesco S&P SmallCap Momentum ETF	1,163,573
30,877	JPMorgan Small & Mid Cap Enhanced Equity ETF	1,728,495
10,005	Vanguard Small-Cap Growth ETF	2,518,959
		5,411,027
	THEMATIC — 1.0%
37,230	Global X U.S. Infrastructure Development ETF	1,404,688
	Total Exchange-Traded Funds
	(Cost $81,314,705)	84,907,918

14
SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS — 38.9%
	AGGREGATE BOND — 4.8%
142,826	Allspring Core Plus Bond Fund - Class R6	$1,606,791
287,480	Vanguard Core Bond Fund, Admiral Shares	5,174,639
		6,781,430
	AGGREGATE BOND SHORT — 1.3%
91,266	Columbia Short Term Bond Fund - Class Institutional 3	892,577
98,490	Victory Short-Term Bond Fund - Class R6	899,214
		1,791,791
	BLEND BROAD MARKET — 3.4%
41,259	DFA U.S. Core Equity 1 Portfolio - Class Institutional	1,704,814
122,677	DFA U.S. Vector Equity Portfolio - Class Institutional	3,190,832
		4,895,646
	BLEND LARGE CAP — 3.9%
55,308	DFA U.S. Large Co. Portfolio - Class Institutional	2,057,467
41,256	Schwab S&P 500 Index Fund	3,564,944
		5,622,411
	BLEND MID CAP — 2.2%
93,477	Vanguard Strategic Equity Fund - Class Investor	3,159,519

	EMERGING MARKET STOCK — 0.6%
11,129	New World Fund, Inc. - Class F-3	871,725

	EMERGING MARKETS BOND — 4.1%
217,026	Nuveen Emerging Markets Debt Fund - Class R6	1,862,084
167,058	Vanguard Emerging Markets Bond Fund, Admiral Shares	3,909,168
		5,771,252
	FOREIGN AGGREGATE BOND — 3.7%
491,536	Dodge & Cox Global Bond Fund - Class I	5,323,339

	FOREIGN BLEND — 4.6%
50,653	DFA International Small Co. Portfolio - Class Institutional	1,033,826
165,224	Dimensional Global Equity Portfolio - Class Institutional	5,510,226
		6,544,052
	FOREIGN GROWTH — 0.5%
42,888	Vanguard International Explorer Fund - Class Investor	721,798

	FOREIGN VALUE — 1.0%
30,319	DFA International Small Cap Value Portfolio - Class Institutional	732,810
30,527	DFA International Value Portfolio - Class Institutional	697,550
		1,430,360

15
SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GENERAL CORPORATE BOND — 1.4%
218,570	T Rowe Price Institutional Floating Rate Fund - Class Institutional	$2,050,190

	GROWTH BROAD MARKET — 2.9%
67,897	New Perspective Fund - Class R-6	4,140,385

	GROWTH LARGE CAP — 2.2%
51,544	Nuveen Large Cap Growth Index Fund - Class R6	3,107,569

	HIGH YIELD BOND — 1.0%
147,244	American High-Income Trust - Class F-3	1,431,208

	VALUE MID CAP — 1.3%
56,818	DFA U.S. Targeted Value Portfolio - Class Institutional	1,806,828

	Total Mutual Funds
	(Cost $52,220,987)	55,449,503

	MONEY MARKET FUNDS — 1.6%
1,443,984	Gabelli U.S. Treasury Money Market Fund - Class AAA, 4.18%[1]	1,443,984
748,566	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.18%[1]	748,566
	Money Market Funds
	(Cost $2,192,550)	2,192,550
	TOTAL INVESTMENTS — 100.1%
	(Cost $135,728,242)	142,549,971
	Liabilities in Excess of Other Assets — (0.1)%	(141,927)
	TOTAL NET ASSETS — 100.0%	$142,408,044

*Non-income producing security.
[1]Effective 7 day yield as of March 31, 2025.

See Notes to Financial Statements

16
SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 60.9%
	AGGREGATE BOND — 1.7%
34,325	Eaton Vance Total Return Bond ETF	$1,737,875
32,917	Vanguard Intermediate-Term Bond ETF	2,520,454
		4,258,329
	BROAD BASED — 0.4%
47,709	USCF SummerHaven Dynamic Commodity Strategy No. K-1 Fund	1,012,385

	BROAD MARKET — 5.2%
195,437	Schwab Fundamental U.S. Broad Market ETF	4,497,005
54,760	Vanguard U.S. Momentum Factor ETF	8,307,640
		12,804,645
	CONSUMER STAPLES — 1.6%
39,699	Fidelity MSCI Consumer Staples Index ETF	2,029,810
9,274	Vanguard Consumer Staples ETF	2,029,337
		4,059,147
	CONVERTIBLE — 0.8%
25,101	iShares Convertible Bond ETF	2,098,695

	CORPORATE — 3.8%
13,159	iShares High Yield Systematic Bond ETF	619,657
34,481	iShares Investment Grade Systematic Bond ETF	1,551,990
52,245	Principal Active High Yield ETF	995,267
152,744	VanEck IG Floating Rate ETF	3,902,609
28,011	Vanguard Intermediate-Term Corporate Bond ETF	2,290,180
		9,359,703
	EMERGING MARKETS — 2.9%
137,794	Schwab Fundamental Emerging Markets Equity ETF	4,244,055
85,010	SPDR S&P Emerging Markets Dividend ETF	3,034,857
		7,278,912
	GLOBAL — 3.6%
8,543	Affinity World Leaders Equity ETF	247,027
62,556	SPDR Global Dow ETF	8,745,329
		8,992,356
	GOVERNMENT — 1.4%
20,830	iShares 10-20 Year Treasury Bond ETF	2,161,113
13,112	iShares 7-10 Year Treasury Bond ETF	1,250,491
		3,411,604
	HIGH YIELD BOND — 0.9%
44,843	Pacer Pacific Asset Floating Rate High Income ETF	2,111,657

17
SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL — 5.0%
103,692	Invesco Dorsey Wright Developed Markets Momentum ETF	$3,948,591
75,274	Invesco S&P International Developed Momentum ETF	3,324,100
22,686	iShares Currency Hedged MSCI EAFE Small-Cap ETF	730,489
28,536	iShares International Dividend Growth ETF	2,067,148
83,696	Xtrackers MSCI EAFE High Dividend Yield Equity ETF	2,271,510
		12,341,838
	LARGE-CAP — 15.2%
111,639	Fidelity High Dividend ETF	5,537,294
11,871	Invesco QQQ Trust Series 1	5,566,549
198,562	Schwab Fundamental U.S. Large Co. ETF	4,688,049
250,569	Schwab U.S. Large-Cap Growth ETF	6,274,248
25,006	Vanguard Mega Cap ETF	5,035,708
28,845	Vanguard Value ETF	4,982,685
67,715	WisdomTree U.S. Value Fund	5,564,142
		37,648,675
	LONG TERM CORPORATE BOND — 0.5%
30,956	FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	1,313,992
	MID-CAP — 8.4%
151,777	Fidelity Small-Mid Multifactor ETF	5,943,587
46,172	Invesco S&P MidCap Momentum ETF	5,252,527
52,039	iShares Russell Mid-Cap Growth ETF	6,114,062
45,555	VictoryShares U.S. Small Mid Cap Value Momentum ETF	3,587,001
		20,897,177
	MORTGAGE BACKED — 0.7%
36,743	iShares CMBS ETF	1,763,664
	PRECIOUS METALS — 2.5%
104,400	abrdn Physical Silver Shares ETF*	3,394,044
47,982	iShares Gold Trust*	2,829,019
		6,223,063
	SMALL-CAP — 5.1%
57,991	Invesco S&P SmallCap Momentum ETF	3,638,935
86,035	JPMorgan Small & Mid Cap Enhanced Equity ETF	4,816,239
17,116	Vanguard Small-Cap Growth ETF	4,309,296
		12,764,470
	THEMATIC — 1.2%
77,388	Global X U.S. Infrastructure Development ETF	2,919,849
	Total Exchange-Traded Funds
	(Cost $141,272,076)	151,260,161

18
SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS — 37.9%
	AGGREGATE BOND — 2.7%
155,301	Allspring Core Plus Bond Fund - Class R6	$1,747,140
274,503	Vanguard Core Bond Fund, Admiral Shares	4,941,048
		6,688,188
	BLEND BROAD MARKET — 4.6%
132,004	DFA U.S. Core Equity 1 Portfolio - Class Institutional	5,454,395
229,143	DFA U.S. Vector Equity Portfolio - Class Institutional	5,959,997
		11,414,392
	BLEND LARGE CAP — 5.1%
157,609	DFA U.S. Large Co. Portfolio - Class Institutional	5,863,054
80,220	Schwab S&P 500 Index Fund	6,931,778
		12,794,832
	BLEND MID CAP — 2.8%
204,600	Vanguard Strategic Equity Fund - Class Investor	6,915,494

	EMERGING MARKET STOCK — 0.7%
22,090	New World Fund, Inc. - Class F-3	1,730,331

	EMERGING MARKETS BOND — 2.1%
144,712	Nuveen Emerging Markets Debt Fund - Class R6	1,241,629
174,658	Vanguard Emerging Markets Bond Fund, Admiral Shares	4,086,988
		5,328,617
	FOREIGN AGGREGATE BOND — 2.0%
447,601	Dodge & Cox Global Bond Fund - Class I	4,847,518

	FOREIGN BLEND — 6.0%
141,683	DFA International Small Co. Portfolio - Class Institutional	2,891,756
359,092	Dimensional Global Equity Portfolio - Class Institutional	11,975,716
		14,867,472
	FOREIGN GROWTH — 0.7%
101,038	Vanguard International Explorer Fund - Class Investor	1,700,473
	FOREIGN VALUE — 1.3%
69,865	DFA International Small Cap Value Portfolio - Class Institutional	1,688,636
63,457	DFA International Value Portfolio - Class Institutional	1,450,002
		3,138,638
	GENERAL CORPORATE BOND — 0.9%
242,047	T Rowe Price Institutional Floating Rate Fund - Class Institutional	2,270,397

	GROWTH BROAD MARKET — 3.6%
145,367	New Perspective Fund - Class R-6	8,864,493

19
SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH LARGE CAP — 2.8%
114,687	Nuveen Large Cap Growth Index Fund - Class R6	$6,914,454

	HIGH YIELD BOND — 0.9%
232,108	American High-Income Trust - Class F-3	2,256,092
	VALUE MID CAP — 1.7%
135,956	DFA U.S. Targeted Value Portfolio - Class Institutional	4,323,404
	Total Mutual Funds
	(Cost $86,116,634)	94,054,795
	MONEY MARKET FUNDS — 1.2%
2,526,635	Gabelli U.S. Treasury Money Market Fund - Class AAA, 4.18%[1]	2,526,635
511,507	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.18%[1]	511,507
	Money Market Funds
	(Cost $3,038,142)	3,038,142
	TOTAL INVESTMENTS — 100.0%
	(Cost $230,426,852)	248,353,098
	Other Assets in Excess of Liabilities — 0.0%	42,759
	TOTAL NET ASSETS — 100.0%	$248,395,857

*Non-income producing security.
[1]Effective 7 day yield as of March 31, 2025.

See Notes to Financial Statements

20
SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 63.0%
	BROAD BASED — 0.6%
56,855	USCF SummerHaven Dynamic Commodity Strategy No. K-1 Fund	$1,206,463

	BROAD MARKET — 5.9%
128,673	Schwab Fundamental U.S. Broad Market ETF	2,960,766
57,341	Vanguard U.S. Momentum Factor ETF	8,699,203
		11,659,969
	CONSUMER STAPLES — 2.1%
40,585	Fidelity MSCI Consumer Staples Index ETF	2,075,111
9,482	Vanguard Consumer Staples ETF	2,074,851
		4,149,962
	CONVERTIBLE — 0.2%
4,760	iShares Convertible Bond ETF	397,984

	CORPORATE — 0.7%
5,866	iShares High Yield Systematic Bond ETF	276,230
17,571	iShares Investment Grade Systematic Bond ETF	790,871
14,480	Principal Active High Yield ETF	275,844
		1,342,945
	EMERGING MARKETS — 3.6%
132,875	Schwab Fundamental Emerging Markets Equity ETF	4,092,550
82,738	SPDR S&P Emerging Markets Dividend ETF	2,953,746
		7,046,296
	GLOBAL — 4.3%
6,565	Affinity World Leaders Equity ETF	189,832
58,287	SPDR Global Dow ETF	8,148,523
		8,338,355
	GOVERNMENT — 0.4%
3,994	iShares 10-20 Year Treasury Bond ETF	414,378
4,301	iShares 7-10 Year Treasury Bond ETF	410,186
		824,564
	HIGH YIELD BOND — 0.7%
27,292	Pacer Pacific Asset Floating Rate High Income ETF	1,285,180

	INTERNATIONAL — 5.9%
93,795	Invesco Dorsey Wright Developed Markets Momentum ETF	3,571,713
48,567	Invesco S&P International Developed Momentum ETF	2,144,719
26,466	iShares Currency Hedged MSCI EAFE Small-Cap ETF	852,205
34,927	iShares International Dividend Growth ETF	2,530,112
93,214	Xtrackers MSCI EAFE High Dividend Yield Equity ETF	2,529,828
		11,628,577

21
SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	LARGE-CAP — 16.9%
95,260	Fidelity High Dividend ETF	$4,724,896
10,748	Invesco QQQ Trust Series 1	5,039,952
123,014	Schwab Fundamental U.S. Large Co. ETF	2,904,361
209,502	Schwab U.S. Large-Cap Growth ETF	5,245,930
22,517	Vanguard Mega Cap ETF	4,534,474
32,538	Vanguard Value ETF	5,620,614
61,655	WisdomTree U.S. Value Fund	5,066,191
		33,136,418
	LONG TERM CORPORATE BOND — 0.2%
10,185	FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	432,324
	MID-CAP — 10.8%
142,335	Fidelity Small-Mid Multifactor ETF	5,573,839
32,053	Invesco S&P MidCap Momentum ETF	3,646,349
74,095	iShares Russell Mid-Cap Growth ETF	8,705,422
42,299	VictoryShares U.S. Small Mid Cap Value Momentum ETF	3,330,623
		21,256,233
	PRECIOUS METALS — 3.7%
130,137	abrdn Physical Silver Shares ETF*	4,230,754
51,982	iShares Gold Trust*	3,064,858
		7,295,612
	SMALL-CAP — 5.3%
49,797	Invesco S&P SmallCap Momentum ETF	3,124,762
66,756	JPMorgan Small & Mid Cap Enhanced Equity ETF	3,737,001
14,133	Vanguard Small-Cap Growth ETF	3,558,265
		10,420,028
	THEMATIC — 1.7%
85,561	Global X U.S. Infrastructure Development ETF	3,228,216
	Total Exchange-Traded Funds
	(Cost $116,427,054)	123,649,126
	MUTUAL FUNDS — 36.1%
	AGGREGATE BOND — 1.3%
139,050	Vanguard Core Bond Fund, Admiral Shares	2,502,893
	BLEND BROAD MARKET — 5.3%
67,334	DFA U.S. Core Equity 1 Portfolio - Class Institutional	2,782,259
292,779	DFA U.S. Vector Equity Portfolio - Class Institutional	7,615,186
		10,397,445
	BLEND LARGE CAP — 5.3%
105,450	DFA U.S. Large Co. Portfolio - Class Institutional	3,922,735

22
SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND LARGE CAP (Continued)
74,256	Schwab S&P 500 Index Fund	$6,416,503
		10,339,238
	BLEND MID CAP — 4.1%
238,220	Vanguard Strategic Equity Fund - Class Investor	8,051,850
	EMERGING MARKET STOCK — 0.6%
14,156	New World Fund, Inc. - Class F-3	1,108,836
	EMERGING MARKETS BOND — 0.5%
59,121	Nuveen Emerging Markets Debt Fund - Class R6	507,262
22,724	Vanguard Emerging Markets Bond Fund, Admiral Shares	531,739
		1,039,001
	FOREIGN AGGREGATE BOND — 0.5%
94,828	Dodge & Cox Global Bond Fund - Class I	1,026,988
	FOREIGN BLEND — 6.8%
112,267	DFA International Small Co. Portfolio - Class Institutional	2,291,363
332,855	Dimensional Global Equity Portfolio - Class Institutional	11,100,703
		13,392,066
	FOREIGN GROWTH — 0.8%
94,226	Vanguard International Explorer Fund - Class Investor	1,585,820
	FOREIGN VALUE — 1.4%
70,620	DFA International Small Cap Value Portfolio - Class Institutional	1,706,876
41,790	DFA International Value Portfolio - Class Institutional	954,895
		2,661,771
	GROWTH BROAD MARKET — 4.2%
134,903	New Perspective Fund - Class R-6	8,226,398
	GROWTH LARGE CAP — 3.2%
102,693	Nuveen Large Cap Growth Index Fund - Class R6	6,191,351
	HIGH YIELD BOND — 0.1%
28,375	American High-Income Trust - Class F-3	275,803
	VALUE MID CAP — 2.0%
123,582	DFA U.S. Targeted Value Portfolio - Class Institutional	3,929,897
	Total Mutual Funds
	(Cost $66,021,407)	70,729,357
	MONEY MARKET FUNDS — 0.9%
205,347	Gabelli U.S. Treasury Money Market Fund - Class AAA, 4.18%[1]	205,347

23
SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	MONEY MARKET FUNDS (Continued)
1,555,613	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.18%[1]	$1,555,613
	Money Market Funds
	(Cost $1,760,960)	1,760,960
	TOTAL INVESTMENTS — 100.0%
	(Cost $184,209,421)	196,139,443
	Other Assets in Excess of Liabilities — 0.0%	41,298
	TOTAL NET ASSETS — 100.0%	$196,180,741

*Non-income producing security.
[1]Effective 7 day yield as of March 31, 2025.

See Notes to Financial Statements

24
SEMI ANNUAL REPORT

This Page Intentionally Left Blank

25
SEMI ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2025 (Unaudited)

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Assets:
Investments, at cost	$21,861,525	$48,522,370	$30,699,184	$135,728,242	$230,426,852	$184,209,421
Investments, at value	21,940,705	49,276,967	31,265,780	142,549,971	248,353,098	196,139,443
Cash	-	-	3,289	32,167	75,552	93,938
Receivables:
Investment securities sold	248,261	-	-	-	-	-
Fund shares sold	206,123	4,938	10,869	35,277	42,802	54,382
Dividends and interest	28,581	57,743	4,800	105,328	63,604	24,119
Due from Advisor	-	-	-	-	14,974	-
Prepaid expenses	1,464	2,389	356	8,748	9,034	8,281
Total assets	22,425,134	49,342,037	31,285,094	142,731,491	248,559,064	196,320,163

Liabilities:
Payables:
Due to custodian	36,970	-	-	-	-	-
Investment securities purchased	199	26,726	-	8,146	-	6,658
Fund shares redeemed	2,951	-	13,735	154,204	8,430	32,036
Investment advisory fees	6,111	16,360	11,573	46,784	96,262	63,593
Shareholder servicing fees (Note 2)	2,252	1,523	1,224	5,556	4,393	-
Distribution fees (Note 2)	2,567	2,530	937	8,203	7,779	2,823
Fund services fees	9,261	9,345	8,062	19,636	28,883	19,855
IRS Tax Expense Payable	22,586	-	-	65,224	-	-
Audit and tax fees	8,292	8,392	8,390	8,362	8,383	8,389
Other accrued expenses	116	1,435	1,945	7,332	9,077	6,068
Total liabilities	91,305	66,311	45,866	323,447	163,207	139,422
Net Assets	$22,333,829	$49,275,726	$31,239,228	$142,408,044	$248,395,857	$196,180,741

Components of Net Assets:
Paid-in capital	$24,585,863	$53,415,892	$31,754,350	$138,810,107	$222,449,799	$173,952,874
Distributable earnings (accumulated deficit)	(2,252,034)	(4,140,166)	(515,122)	3,597,937	25,946,058	22,227,867
Net Assets	$22,333,829	$49,275,726	$31,239,228	$142,408,044	$248,395,857	$196,180,741

Maximum Offering Price per Share:
Service Class Shares:
Net assets applicable to shares outstanding	$12,147,598	$37,513,994	$23,283,672	$110,090,216	$216,655,971	$184,347,565
Shares of beneficial interest issued and outstanding	1,303,323	3,904,171	2,269,672	10,460,596	18,968,388	14,131,998
Net asset value, offering and redemption price per share	$9.32	$9.61	$10.26	$10.52	$11.42	$13.04

Class R4 Shares:
Net assets applicable to shares outstanding	$10,186,231	$11,761,732	$7,955,556	$32,317,828	$31,739,886	$11,833,176
Shares of beneficial interest issued and outstanding	1,072,979	1,219,395	757,364	3,073,241	2,756,995	906,564
Net asset value, offering and redemption price per share	$9.49	$9.65	$10.50	$10.52	$11.51	$13.05

See Notes to Financial Statements

26
SEMI ANNUAL REPORT

Statements of Operations

For the Six Months Ended March 31, 2025 (Unaudited)

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Investment income:
Dividends	$587,014	$1,145,463	$623,591	$2,583,977	$3,829,462	$2,450,798
Interest	17,278	46,977	21,324	64,107	124,084	74,882
Total investment income	604,292	1,192,440	644,915	2,648,084	3,953,546	2,525,680

Expenses:
Contractual investment advisory fees (Note 2)	52,340	112,321	69,810	335,052	592,718	444,177
Shareholder servicing fees - Service Class (Note 2)	1,790	2,474	1,632	2,874	3,584	3,286
Shareholder servicing fees - Class R4 (Note 2)	7,750	9,176	6,002	25,436	26,322	9,218
Distribution fees - Class R4 (Note 2)	12,916	15,293	10,003	42,392	43,869	15,363
Fund accounting and administration fees (Note 2)	17,288	26,536	19,921	61,022	100,340	77,166
Transfer agent fees and expenses	6,952	7,357	7,131	8,243	9,098	8,475
Custody fees	8,330	8,288	7,461	17,318	24,473	12,633
IRS Tax Expense Fee	22,586	57,027	-	144,041	10,040	4,417
Audit and tax fees	8,174	8,177	8,180	8,159	8,174	8,174
Filing and registration fees	4,561	5,183	4,504	6,616	8,167	7,096
Legal fees	4,295	9,509	5,483	28,001	48,547	33,621
Trustee fees	1,737	3,814	2,224	11,329	19,643	13,603
Insurance fees	748	1,505	948	4,713	8,106	5,528
Chief Compliance Officer fees	720	1,581	930	4,694	8,138	5,636
Printing fees	214	466	274	1,403	2,432	1,684
Other expenses	6,805	8,613	7,389	13,960	19,560	15,096
Total expenses	157,206	277,320	151,892	715,253	933,211	665,173
Advisory fee waivers (Note 2)	(23,632)	(28,877)	(10,148)	(65,164)	(94,192)	(69,977)
Net expenses	133,574	248,443	141,744	650,089	839,019	595,196
Net investment income	470,718	943,997	503,171	1,997,995	3,114,527	1,930,484

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,346)	653,688	557,393	3,178,147	7,916,075	9,343,448
Distributions of long-term realized gains from regulated investment companies	14,594	81,177	94,472	752,324	1,554,043	1,355,063
Net realized gain	12,248	734,865	651,865	3,930,471	9,470,118	10,698,511
Net change in unrealized appreciation/depreciation on:
Investments	(703,660)	(2,220,655)	(1,781,102)	(9,513,573)	(19,663,005)	(19,332,245)
Net change in unrealized appreciation/depreciation	(703,660)	(2,220,655)	(1,781,102)	(9,513,573)	(19,663,005)	(19,332,245)
Net realized and unrealized loss	(691,412)	(1,485,790)	(1,129,237)	(5,583,102)	(10,192,887)	(8,633,734)

Net Decrease in Net Assets from Operations	$(220,694)	$(541,793)	$(626,066)	$(3,585,107)	$(7,078,360)	$(6,703,250)

See Notes to Financial Statements

27
SEMI ANNUAL REPORT

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2025 (Unaudited)

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$470,718	$982,565	$943,997	$2,059,769	$503,171	$983,950
Net realized gain (loss) on investments	12,248	(256,628)	734,865	119,785	651,865	298,479
Net change in unrealized appreciation/depreciation on investments	(703,660)	1,480,316	(2,220,655)	4,245,436	(1,781,102)	3,082,953
Net increase (decrease) in net assets resulting from operations	(220,694)	2,206,253	(541,793)	6,424,990	(626,066)	4,365,382

Distributions to Shareholders:
Distributions:
Service Class	(342,144)	(544,865)	(725,767)	(1,579,547)	(183,995)	(719,637)
Class R4	(241,322)	(423,877)	(200,487)	(503,602)	(46,036)	(238,456)
Total distributions to shareholders	(583,466)	(968,742)	(926,254)	(2,083,149)	(230,031)	(958,093)

Capital Transactions:
Net proceeds from shares sold:
Service Class	5,617,177	5,550,775	7,081,092	6,664,837	3,756,453	5,964,070
Class R4	655,966	2,459,651	939,645	812,610	722,210	563,466
Reinvestment of distributions:
Service Class	342,144	544,865	725,768	1,579,547	183,995	719,637
Class R4	241,322	423,878	200,487	503,602	46,036	238,456
Cost of shares redeemed:
Service Class	(5,987,913)	(5,172,683)	(7,415,573)	(9,634,439)	(2,878,876)	(4,668,800)
Class R4	(793,868)	(3,776,379)	(1,412,113)	(4,967,501)	(598,061)	(2,164,411)
Net increase (decrease) in net assets from capital transactions	74,828	30,107	119,306	(5,041,344)	1,231,757	652,418

Total increase (decrease) in net assets	(729,332)	1,267,618	(1,348,741)	(699,503)	375,660	4,059,707

Net Assets:
Beginning of period	23,063,161	21,795,543	50,624,467	51,323,970	30,863,568	26,803,861
End of period	$22,333,829	$23,063,161	$49,275,726	$50,624,467	$31,239,228	$30,863,568
Capital Share Transactions:
Shares sold:
Service Class	595,410	592,743	725,856	702,667	358,310	598,632
Class R4	68,257	256,560	96,360	84,222	67,913	54,395
Shares reinvested:
Service Class	37,190	58,373	75,838	166,582	17,829	72,355
Class R4	25,727	44,583	20,862	52,926	4,351	23,461
Shares redeemed:
Service Class	(639,875)	(548,709)	(761,782)	(1,010,232)	(277,103)	(462,666)
Class R4	(83,107)	(396,470)	(144,524)	(522,671)	(55,932)	(211,743)
Net increase (decrease) in capital share transactions	3,602	7,080	12,610	(526,506)	115,368	74,434

See Notes to Financial Statements

28
SEMI ANNUAL REPORT

Statements of Changes in Net Assets - Continued

For the Six Months Ended March 31, 2025 (Unaudited)

	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,997,995	$4,034,353	$3,114,527	$5,460,415	$1,930,484	$2,751,958
Net realized gain (loss) on investments	3,930,471	4,961,370	9,470,118	12,055,450	10,698,511	7,326,140
Net change in unrealized appreciation/depreciation on investments	(9,513,573)	18,328,890	(19,663,005)	37,399,330	(19,332,245)	30,971,623
Net increase (decrease) in net assets resulting from operations	(3,585,107)	27,324,613	(7,078,360)	54,915,195	(6,703,250)	41,049,721

Distributions to Shareholders:
Distributions:
Service Class	(2,286,165)	(3,174,936)	(5,068,418)	(4,722,787)	(6,362,555)	(2,530,354)
Class R4	(592,680)	(907,899)	(720,045)	(696,893)	(398,519)	(132,983)
Total distributions to shareholders	(2,878,845)	(4,082,835)	(5,788,463)	(5,419,680)	(6,761,074)	(2,663,337)

Capital Transactions:
Net proceeds from shares sold:
Service Class	9,408,903	12,858,029	15,562,084	20,220,659	19,535,059	24,059,035
Class R4	924,665	1,136,295	1,314,061	983,261	493,770	664,394
Reinvestment of distributions:
Service Class	2,286,166	3,174,936	5,068,419	4,722,787	6,362,555	2,530,354
Class R4	592,680	907,899	720,045	696,893	398,519	132,983
Cost of shares redeemed:
Service Class	(13,527,683)	(26,232,593)	(25,739,639)	(37,250,422)	(12,043,268)	(26,581,770)
Class R4	(3,144,938)	(8,587,509)	(5,587,333)	(11,057,760)	(775,864)	(1,234,055)
Net increase (decrease) in net assets from capital transactions	(3,460,207)	(16,742,943)	(8,662,363)	(21,684,582)	13,970,771	(429,059)

Total increase (decrease) in net assets	(9,924,159)	6,498,835	(21,529,186)	27,810,933	506,447	37,957,325

Net Assets:
Beginning of period	152,332,203	145,833,368	269,925,043	242,114,110	195,674,294	157,716,969
End of period	$142,408,044	$152,332,203	$248,395,857	$269,925,043	$196,180,741	$195,674,294
Capital Share Transactions:
Shares sold:
Service Class	864,745	1,267,352	1,308,039	1,862,460	1,422,150	1,927,362
Class R4	85,236	111,413	108,571	87,240	36,143	53,041
Shares reinvested:
Service Class	213,660	313,995	433,198	437,811	472,701	204,399
Class R4	55,391	90,067	60,969	64,468	29,564	10,829
Shares redeemed:
Service Class	(1,248,281)	(2,575,863)	(2,164,077)	(3,368,819)	(875,388)	(2,089,853)
Class R4	(288,733)	(839,056)	(469,021)	(988,503)	(56,118)	(98,114)
Net increase (decrease) in capital share transactions	(317,982)	(1,632,092)	(722,321)	(1,905,343)	1,029,052	7,664

See Notes to Financial Statements

29
SEMI ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2025	For the Year Ended September 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.64	$9.14	$9.26	$10.82	$10.47	$10.39
Income from Investment Operations:
Net investment income[1]	0.20	0.41	0.37	0.17	0.15	0.23
Net realized and unrealized gain (loss)	(0.28)	0.51	(0.14)	(1.00)	0.34	0.16
Total from investment operations	(0.08)	0.92	0.23	(0.83)	0.49	0.39

Less Distributions:
From net investment income	(0.24)	(0.42)	(0.35)	(0.23)	(0.12)	(0.31)
From net realized gain	-	-	-	(0.50)	(0.02)	-
Total distributions	(0.24)	(0.42)	(0.35)	(0.73)	(0.14)	(0.31)
Net asset value, end of period	$9.32	$9.64	$9.14	$9.26	$10.82	$10.47

Total return	(0.75)%[2]	10.26%	2.40%	(8.23)%	4.66%	3.81%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,148	$12,638	$11,041	$10,855	$11,613	$7,772

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.19%[4,5]	0.99%	0.95%	0.93%	1.10%	1.11%
After fees waived and expenses absorbed[3]	0.99%[4,5]	0.82%	0.80%	0.80%	0.82%	0.80%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	4.22%[4]	4.43%	3.96%	1.74%	1.51%	2.26%

Portfolio turnover rate	55%[2,7]	75%[7]	157%[7]	118%[7]	287%	303%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.19% for the six months ended March 31, 2025.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[7]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

30
SEMI ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2025	For the Year Ended September 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.82	$9.29	$9.40	$10.96	$10.61	$10.49
Income from Investment Operations:
Net investment income[1]	0.18	0.39	0.34	0.14	0.13	0.21
Net realized and unrealized gain (loss)	(0.29)	0.52	(0.15)	(1.03)	0.33	0.15
Total from investment operations	(0.11)	0.91	0.19	(0.89)	0.46	0.36

Less Distributions:
From net investment income	(0.22)	(0.38)	(0.30)	(0.17)	(0.09)	(0.24)
From net realized gain	-	-	-	(0.50)	(0.02)	-
Total distributions	(0.22)	(0.38)	(0.30)	(0.67)	(0.11)	(0.24)
Net asset value, end of period	$9.49	$9.82	$9.29	$9.40	$10.96	$10.61

Total return	(1.05)%[2]	9.99%	2.03%	(8.63)%	4.29%	3.55%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,186	$10,425	$10,755	$12,783	$12,728	$10,166

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.56%[4,5]	1.37%	1.35%	1.33%	1.44%	1.31%
After fees waived and expenses absorbed[3]	1.36%[4,5]	1.20%	1.20%	1.20%	1.11%	1.05%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	3.83%[4]	4.05%	3.56%	1.34%	1.22%	2.01%

Portfolio turnover rate	55%[2,7]	75%[7]	157%[7]	118%[7]	287%	303%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.19% for the six months ended March 31, 2025.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[7]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

31
SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2025	For the Year Ended September 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.90	$9.10	$8.95	$11.51	$10.76	$10.60
Income from Investment Operations:
Net investment income[1]	0.19	0.39	0.34	0.23	0.20	0.20
Net realized and unrealized gain (loss)	(0.30)	0.81	0.12	(1.35)	0.74	0.35
Total from investment operations	(0.11)	1.20	0.46	(1.12)	0.94	0.55

Less Distributions:
From net investment income	(0.18)	(0.40)	(0.31)	(0.37)	-	(0.38)
From net realized gain	-	-	-	(1.07)	(0.19)	(0.01)
Total distributions	(0.18)	(0.40)	(0.31)	(1.44)	(0.19)	(0.39)
Net asset value, end of period	$9.61	$9.90	$9.10	$8.95	$11.51	$10.76

Total return	(1.09)%[2]	13.41%	5.08%	(11.19)%	8.83%	5.36%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$37,514	$38,241	$36,429	$40,752	$49,648	$43,116

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.02%[4,5]	0.80%	0.75%	0.74%	0.86%	0.94%
After fees waived and expenses absorbed[3]	0.90%[4,5]	0.73%	0.68%	0.67%	0.74%	0.80%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	3.88%[4]	4.13%	3.62%	2.26%	1.78%	1.94%

Portfolio turnover rate	58%[2,7]	52%[7]	148%[7]	117%[7]	296%	329%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.23% for the six months ended March 31, 2025.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[7]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

32
SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2025	For the Year Ended September 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.93	$9.13	$8.98	$11.51	$10.80	$10.64
Income from Investment Operations:
Net investment income[1]	0.17	0.36	0.30	0.19	0.16	0.18
Net realized and unrealized gain (loss)	(0.29)	0.80	0.12	(1.35)	0.74	0.34
Total from investment operations	(0.12)	1.16	0.42	(1.16)	0.90	0.52

Less Distributions:
From net investment income	(0.16)	(0.36)	(0.27)	(0.30)	-	(0.35)
From net realized gain	-	-	-	(1.07)	(0.19)	(0.01)
Total distributions	(0.16)	(0.36)	(0.27)	(1.37)	(0.19)	(0.36)
Net asset value, end of period	$9.65	$9.93	$9.13	$8.98	$11.51	$10.80

Total return	(1.19)%[2]	12.90%	4.64%	(11.56)%	8.42%	5.01%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,762	$12,383	$14,895	$15,360	$17,221	$15,155

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.41%[4,5]	1.19%	1.15%	1.14%	1.27%	1.16%
After fees waived and expenses absorbed[3]	1.29%[4,5]	1.12%	1.08%	1.07%	1.15%	1.05%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	3.49%[4]	3.74%	3.22%	1.86%	1.37%	1.70%

Portfolio turnover rate	58%[2,7]	52%[7]	148%[7]	117%[7]	296%	329%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.23% for the six months ended March 31, 2025.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[7]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

33
SEMI ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2025	For the Year Ended September 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.54	$9.38	$8.99	$11.76	$10.64	$10.15
Income from Investment Operations:
Net investment income[1]	0.17	0.34	0.29	0.22	0.18	0.17
Net realized and unrealized gain (loss)	(0.37)	1.16	0.36	(1.52)	1.09	0.45
Total from investment operations	(0.20)	1.50	0.65	(1.30)	1.27	0.62

Less Distributions:
From net investment income	(0.08)	(0.34)	(0.26)	(0.33)	(0.15)	(0.13)
From net realized gain	-	-	-	(1.14)	-	-
Total distributions	(0.08)	(0.34)	(0.26)	(1.47)	(0.15)	(0.13)
Net asset value, end of period	$10.26	$10.54	$9.38	$8.99	$11.76	$10.64

Total return	(1.88)%[2]	16.20%	7.26%	(12.94)%	12.01%	6.20%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$23,284	$22,871	$18,409	$17,677	$23,630	$18,658

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	0.88%[4]	0.90%	0.88%	0.89%	0.97%	1.09%
After fees waived and expenses absorbed[3]	0.81%[4]	0.81%	0.80%	0.79%	0.78%	0.80%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[5]	3.35%[4]	3.45%	3.07%	2.13%	1.56%	1.66%

Portfolio turnover rate	52%[2,6]	66%[6]	138%[6]	114%[6]	273%	280%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[6]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

34
SEMI ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2025	For the Year Ended September 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.79	$9.59	$9.19	$11.97	$10.80	$10.27
Income from Investment Operations:
Net investment income[1]	0.16	0.31	0.26	0.18	0.14	0.15
Net realized and unrealized gain (loss)	(0.39)	1.19	0.37	(1.56)	1.11	0.50
Total from investment operations	(0.23)	1.50	0.63	(1.38)	1.25	0.65

Less Distributions:
From net investment income	(0.06)	(0.30)	(0.23)	(0.26)	(0.08)	(0.12)
From net realized gain	-	-	-	(1.14)	-	-
Total distributions	(0.06)	(0.30)	(0.23)	(1.40)	(0.08)	(0.12)
Net asset value, end of period	$10.50	$10.79	$9.59	$9.19	$11.97	$10.80

Total return	(2.12)%[2]	15.80%	6.80%	(13.30)%	11.65%	6.39%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,956	$7,993	$8,395	$7,961	$8,074	$3,907

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.27%[4]	1.29%	1.28%	1.29%	1.33%	1.33%
After fees waived and expenses absorbed[3]	1.20%[4]	1.20%	1.20%	1.19%	1.14%	1.05%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[5]	2.96%[4]	3.06%	2.67%	1.73%	1.20%	1.45%

Portfolio turnover rate	52%[2,6]	66%[6]	138%[6]	114%[6]	273%	280%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[6]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

35
SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2025	For the Year Ended September 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.00	$9.42	$8.71	$12.70	$11.34	$10.76
Income from Investment Operations:
Net investment income[1]	0.15	0.28	0.25	0.26	0.18	0.16
Net realized and unrealized gain (loss)	(0.41)	1.59	0.66	(1.82)	1.60	0.71
Total from investment operations	(0.26)	1.87	0.91	(1.56)	1.78	0.87

Less Distributions:
From net investment income	(0.22)	(0.29)	(0.20)	(0.41)	-	(0.29)
From net realized gain	-	-	-	(2.02)	(0.42)	-
Total distributions	(0.22)	(0.29)	(0.20)	(2.43)	(0.42)	(0.29)
Net asset value, end of period	$10.52	$11.00	$9.42	$8.71	$12.70	$11.34

Total return	(2.44)%[2]	20.09%	10.43%	(15.72)%	15.98%	8.17%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$110,090	$116,931	$109,514	$107,043	$147,069	$134,479

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	0.87%[4,5]	0.68%	0.65%	0.67%	0.77%	0.90%
After fees waived and expenses absorbed[3]	0.78%[4,5]	0.61%	0.58%	0.60%	0.70%	0.80%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	2.78%[4]	2.77%	2.69%	2.49%	1.41%	1.50%

Portfolio turnover rate	56%[2,7]	54%[7]	124%[7]	128%[7]	272%	334%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.19% for the six months ended March 31, 2025.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[7]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

36
SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2025	For the Year Ended September 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.99	$9.41	$8.71	$12.66	$11.34	$10.78
Income from Investment Operations:
Net investment income[1]	0.13	0.24	0.22	0.22	0.13	0.13
Net realized and unrealized gain (loss)	(0.41)	1.58	0.64	(1.82)	1.61	0.71
Total from investment operations	(0.28)	1.82	0.86	(1.60)	1.74	0.84

Less Distributions:
From net investment income	(0.19)	(0.24)	(0.16)	(0.33)	-	(0.28)
From net realized gain	-	-	-	(2.02)	(0.42)	-
Total distributions	(0.19)	(0.24)	(0.16)	(2.35)	(0.42)	(0.28)
Net asset value, end of period	$10.52	$10.99	$9.41	$8.71	$12.66	$11.34

Total return	(2.56)%[2]	19.63%	9.88%	(16.00)%	15.62%	7.88%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$32,318	$35,401	$36,319	$35,323	$45,002	$32,978

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.27%[4,5]	1.08%	1.05%	1.07%	1.15%	1.11%
After fees waived and expenses absorbed[3]	1.18%[4,5]	1.01%	0.98%	1.00%	1.08%	1.05%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	2.38%[4]	2.38%	2.29%	2.09%	1.03%	1.24%

Portfolio turnover rate	56%[2,7]	54%[7]	124%[7]	128%[7]	272%	334%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.19% for the six months ended March 31, 2025.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[7]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

37
SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2025	For the Year Ended September 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.01	$9.93	$8.89	$13.20	$11.72	$10.67
Income from Investment Operations:
Net investment income[1]	0.14	0.24	0.21	0.26	0.14	0.13
Net realized and unrealized gain (loss)	(0.46)	2.07	1.00	(2.11)	2.06	1.08
Total from investment operations	(0.32)	2.31	1.21	(1.85)	2.20	1.21

Less Distributions:
From net investment income	(0.21)	(0.23)	(0.17)	(0.38)	(0.07)	(0.16)
From net realized gain	(0.06)	-	-	(2.08)	(0.65)	-
Total distributions	(0.27)	(0.23)	(0.17)	(2.46)	(0.72)	(0.16)
Net asset value, end of period	$11.42	$12.01	$9.93	$8.89	$13.20	$11.72

Total return	(3.48)%[2]	23.57%	13.64%	(17.95)%	19.40%	11.49%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$216,656	$232,929	$203,166	$187,753	$241,493	$215,221

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	0.66%[4,5]	0.65%	0.63%	0.65%	0.75%	0.89%
After fees waived and expenses absorbed[3]	0.58%[4,5]	0.58%	0.56%	0.58%	0.70%	0.80%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	2.43%[4]	2.15%	2.16%	2.36%	1.11%	1.23%

Portfolio turnover rate	46%[2,7]	55%[7]	110%[7]	110%[7]	236%	351%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended March 31, 2025.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[7]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

38
SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2025	For the Year Ended September 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.10	$10.00	$8.96	$13.25	$11.78	$10.70
Income from Investment Operations:
Net investment income[1]	0.12	0.19	0.17	0.22	0.10	0.11
Net realized and unrealized gain (loss)	(0.47)	2.10	1.00	(2.13)	2.06	1.09
Total from investment operations	(0.35)	2.29	1.17	(1.91)	2.16	1.20

Less Distributions:
From net investment income	(0.18)	(0.19)	(0.13)	(0.30)	(0.04)	(0.12)
From net realized gain	(0.06)	-	-	(2.08)	(0.65)	-
Total distributions	(0.24)	(0.19)	(0.13)	(2.38)	(0.69)	(0.12)
Net asset value, end of period	$11.51	$12.10	$10.00	$8.96	$13.25	$11.78

Total return	(3.02)%[2]	23.10%	13.08%	(18.24)%	18.90%	11.30%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$31,740	$36,996	$38,948	$36,669	$44,860	$28,606

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.05%[4,5]	1.05%	1.03%	1.05%	1.13%	1.10%
After fees waived and expenses absorbed[3]	0.98%[4,5]	0.98%	0.96%	0.98%	1.08%	1.03%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	2.02%[4]	1.76%	1.76%	1.96%	0.73%	1.00%

Portfolio turnover rate	46%[2,7]	55%[7]	110%[7]	110%[7]	236%	351%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended March 31, 2025.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[7]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

39
SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2025	For the Year Ended September 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.97	$11.26	$9.88	$14.52	$12.18	$11.08
Income from Investment Operations:
Net investment income[1]	0.14	0.20	0.18	0.24	0.11	0.11
Net realized and unrealized gain (loss)	(0.59)	2.70	1.35	(2.45)	2.66	1.10
Total from investment operations	(0.45)	2.90	1.53	(2.21)	2.77	1.21

Less Distributions:
From net investment income	(0.17)	(0.19)	(0.15)	(0.33)	(0.11)	(0.05)
From net realized gain	(0.31)	-	-	(2.10)	(0.32)	(0.06)
Total distributions	(0.48)	(0.19)	(0.15)	(2.43)	(0.43)	(0.11)
Net asset value, end of period	$13.04	$13.97	$11.26	$9.88	$14.52	$12.18

Total return	(3.31)%[2]	26.00%	15.47%	(19.05)%	23.12%	11.01%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$184,348	$183,140	$147,221	$123,096	$140,726	$105,095

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	0.65%[4,5]	0.66%	0.65%	0.66%	0.77%	0.90%
After fees waived and expenses absorbed[3]	0.58%[4,5]	0.59%	0.58%	0.59%	0.72%	0.80%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	1.98%[4]	1.56%	1.59%	1.95%	0.76%	1.01%

Portfolio turnover rate	48%[2,7]	56%[7]	113%[7]	87%[7]	231%	326%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended March 31, 2025.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[7]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

40
SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2025	For the Year Ended September 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.97	$11.27	$9.89	$14.49	$12.19	$11.09
Income from Investment Operations:
Net investment income[1]	0.11	0.15	0.13	0.19	0.06	0.09
Net realized and unrealized gain (loss)	(0.58)	2.69	1.35	(2.45)	2.65	1.10
Total from investment operations	(0.47)	2.84	1.48	(2.26)	2.71	1.19

Less Distributions:
From net investment income	(0.14)	(0.14)	(0.10)	(0.24)	(0.09)	(0.03)
From net realized gain	(0.31)	-	-	(2.10)	(0.32)	(0.06)
Total distributions	(0.45)	(0.14)	(0.10)	(2.34)	(0.41)	(0.09)
Net asset value, end of period	$13.05	$13.97	$11.27	$9.89	$14.49	$12.19

Total return	(3.44)%[2]	25.40%	14.98%	(19.34)%	22.60%	10.74%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,833	$12,534	$10,496	$12,717	$13,376	$9,624

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.04%[4,5]	1.05%	1.05%	1.06%	1.13%	1.11%
After fees waived and expenses absorbed[3]	0.97%[4,5]	0.98%	0.98%	0.99%	1.07%	1.05%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	1.58%[4]	1.16%	1.19%	1.55%	0.40%	0.79%

Portfolio turnover rate	48%[2,7]	56%[7]	113%[7]	87%[7]	231%	326%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended March 31, 2025.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[7]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

41
SEMI ANNUAL REPORT

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2025 (Unaudited)

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

E-Valuator Funds Trust (the “Trust”) was organized as a Delaware statutory trust on August 10, 2020 and has authorized capital of unlimited shares of beneficial interest. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is authorized to issue multiple series and classes of shares. The E-Valuator Very Conservative (0%-15%) RMS Fund (“Very Conservative”), The E-Valuator Conservative (15%-30%) RMS Fund (“Conservative”), The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Conservative/Moderate”), The E-Valuator Moderate (50%-70%) RMS Fund (“Moderate”), The E-Valuator Growth (70%-85%) RMS Fund (“Growth”), and The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Aggressive Growth”) (each a “Fund” and collectively, “Funds”) are each classified as a “diversified” series, as defined in the 1940 Act. The Funds commenced operations on May 26, 2016. Effective after the close of business on May 21, 2021, the Very Conservative Fund, Conservative Fund, Conservative/Moderate Fund, Moderate Fund, Growth Fund and Aggressive Growth Fund each acquired the assets of the corresponding series of the same name of World Funds Trust (each a “Predecessor Fund” and collectively, the “Predecessor Funds”), in exchange for shares of the Fund and the assumption by the Fund of the liabilities of the Predecessor Fund (each, a Reorganization and collectively the “Reorganizations”). The purpose of the Reorganizations was to consolidate all of the portfolios advised by Systelligence, LLC (the “Adviser”) into a standalone trust. As a result of the Reorganizations, each Fund is the accounting successor of the corresponding Predecessor Fund. As accounting successor, the operating history of the Predecessor Fund will be used for financial reporting purposes.

The investment objectives of the Funds are as follows:

Fund	Objective

Very Conservative	to provide income and, as a secondary objective, stability of principal.

Conservative	to provide income but will at times seek growth and income within the stated asset allocation range.

Conservative/Moderate	to provide both growth of principal and income but will at times focus primarily on providing income within the stated asset allocation range.

Moderate	to provide both growth of principal and income but will at times focus primarily on providing growth of principal within the stated asset allocation range.

Growth	to provide growth of principal but will at times seek to provide both growth of principal and income within the stated asset allocation range.

Aggressive Growth	to provide growth of principal within the stated asset allocation range.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

42
SEMI ANNUAL REPORT

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2025 (Unaudited)

Security Valuation

Each Fund’s securities are valued at current market prices. The Funds invest primarily in unaffiliated exchange-traded funds and mutual funds. Investments in securities traded on national securities exchanges or reported on the NASDAQ National Market System (“NMS”) are valued at the last reported sale price on the principal exchange as determined by an independent pricing agent. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Listed securities or securities reported on the NASDAQ NMS for which no sales are reported on a given date may be valued at the last quoted bid price obtained from an independent pricing agent. Investments in securities traded in the over-the-counter market (other than NASDAQ NMS securities) are valued at the mean of the last quoted bid and ask price obtained from an independent pricing agent. Shares of mutual funds are valued at their net asset value. Other assets for which market prices are not readily available or are determined to be unreliable are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures approved by the Board.

Pursuant to Rule 2a-5, the Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices (or net asset value for mutual funds) are unavailable or determined to be unreliable. The Board of the Trust has appointed the investment adviser as valuation designee with responsibility for making fair value determinations in accordance with Rule 2a-5 in accordance with the Trust’s procedures. Because most of the Funds’ investments are shares of exchange-traded funds traded on U.S. securities exchanges, or shares of open-end mutual funds, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the valuation designee believes accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing.

Exchange-Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired fund fees and expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of underlying securities held by the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with equity and fixed-income securities.

Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

43
SEMI ANNUAL REPORT

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2025 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

● Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

● Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2025, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3
Very Conservative Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$12,386,464	$-	$-	$12,386,464
Mutual Funds	9,408,824	-	-	9,408,824
Money Market Funds	145,417	-	-	145,417
Total Investments	$21,940,705	$-	$-	$21,940,705

	Level 1	Level 2	Level 3
Conservative Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$26,353,091	$-	$-	$26,353,091
Mutual Funds	21,741,543	-	-	21,741,543
Money Market Funds	1,182,333	-	-	1,182,333
Total Investments	$49,276,967	$-	$-	$49,276,967

	Level 1	Level 2	Level 3
Conservative/Moderate Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$17,850,486	$-	$-	$17,850,486
Mutual Funds	12,875,321	-	-	12,875,321
Money Market Funds	539,973	-	-	539,973
Total Investments	$31,265,780	$-	$-	$31,265,780

44
SEMI ANNUAL REPORT

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2025 (Unaudited)

	Level 1	Level 2	Level 3
Moderate Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$84,907,918	$-	$-	$84,907,918
Mutual Funds	55,449,503	-	-	55,449,503
Money Market Funds	2,192,550	-	-	2,192,550
Total Investments	$142,549,971	$-	$-	$142,549,971

	Level 1	Level 2	Level 3
Growth Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$151,260,161	$-	$-	$151,260,161
Mutual Funds	94,054,795	-	-	94,054,795
Money Market Funds	3,038,142	-	-	3,038,142
Total Investments	$248,353,098	$-	$-	$248,353,098

	Level 1	Level 2	Level 3
Aggressive Growth Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$123,649,126	$-	$-	$123,649,126
Mutual Funds	70,729,357	-	-	70,729,357
Money Market Funds	1,760,960	-	-	1,760,960
Total Investments	$196,139,443	$-	$-	$196,139,443

*Refer to the Funds’ Schedules of Investments for a listing of securities by strategy.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Long-term capital gain distributions from underlying funds are classified as realized gains for financial reporting purposes. Interest income is recorded on an accrual basis. Discounts or premiums are accreted or amortized to interest income using the effective interest method.

Accounting Estimates

In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

45
SEMI ANNUAL REPORT

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2025 (Unaudited)

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported. The Funds identify their major tax jurisdiction as U.S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the period ended September 30, 2020.

Distribution to Shareholders

Dividends from net investment income, if any, are declared and paid semi-annually for the Funds. The Funds intend to distribute any net capital gains annually. Distributions are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from U.S. GAAP.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution and shareholder service expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board.

Each Fund offers two classes of shares: R4 Class Shares and Service Class Shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their ongoing distribution and service fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees, state registration fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class.

46
SEMI ANNUAL REPORT

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2025 (Unaudited)

NOTE 2 — INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH RELATED PARTIES

Pursuant to an Investment Advisory Agreement, Systelligence, LLC (the “Adviser”) provides investment advisory services for an annual fee equal to 0.45% of the average daily net assets of each Fund. The Adviser has contractually agreed to reduce its management fee with respect to each Fund from 0.45% to 0.38% until January 31, 2026.

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, fees pursuant to the Shareholder Servicing Plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of each Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding either the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2026. The terms of the expense limitation agreement permit the Adviser to recoup fees and expenses previously waived or reimbursed; however, the Adviser currently is voluntarily waiving its right to such recoupment of fees. During the six months ended March 31, 2025, none of the waived expenses have been recouped by the Adviser.

For the six months ended March 31, 2025, the Adviser earned and waived management fees as follows:

Fund	Management Fee Earned	Management Fee Waived	Net Management Fee Earned
Very Conservative	$52,340	$(23,632)	$28,708
Conservative	112,321	(28,877)	83,444
Conservative/Moderate	69,810	(10,148)	59,662
Moderate	335,052	(65,164)	269,888
Growth	592,718	(94,192)	498,526
Aggressive Growth	444,177	(69,977)	374,200

The total amounts of waivers and reimbursements for the Funds that are subject to recoupment as of March 31, 2025 and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
Fund	2025	2026	2027	2028	Total
Very Conservative	$33,164	$33,991	$39,600	$19,115	$125,870
Conservative	43,865	38,819	35,759	17,472	135,915
Conservative/Moderate	31,703	20,501	25,186	10,148	87,538
Moderate	120,423	105,251	105,450	49,401	380,525
Growth	187,178	173,578	182,618	92,184	635,558
Aggressive Growth	108,214	111,110	125,525	69,094	413,943

During the six months ended March 31, 2025, the Very Conservative, Conservative, Moderate, Growth and Aggressive Funds accrued non-routine expenses that related to an IRS matter, which are reflected in the line item “IRS tax expense fees” on the Statement of Operations. The amount caused the ratio of net expenses to average net assets of the Very Conservative and Conservative Service and R4 Class shares to exceed the contractual expense limitation. These expenses are not expected to be incurred in future periods and met the definition of extraordinary expenses under the Funds’ expense limitation agreement. Please refer to the Financial Highlights for the Service Class and R4 Class shares of the Very Conservative, Conservative, Moderate, Growth and Aggressive Funds for the effect on the respective expense ratios.

The Board has adopted a Distribution and Service Plan for each Fund’s R4 Class Shares (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, each Fund may finance from the assets of its R4 Class Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. Each Fund finances these distribution and service activities through payments made to the Funds’ principal underwriter (the “Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for R4 Class Shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan, while primarily intended to compensate for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.

For the six months ended March 31, 2025, the distribution fees incurred by each Funds’ R4 shares are disclosed on the Statements of Operations.

47
SEMI ANNUAL REPORT

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2025 (Unaudited)

Each of the Funds has adopted a shareholder services plan (the “Plan”) with respect to its R4 Class Shares and Service Class Shares. Under each Plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

For the six months ended March 31, 2025, the Plan’s fees incurred by each Fund are disclosed on the Statements of Operations.

UMB Fund Services, Inc. (“UMBFS”), serves as the Funds’ fund accountant, transfer agent and administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended March 31, 2025 are reported on the Statements of Operations. These services including providing a qualified person to serve as Chief Financial Officer of the Trust.

A trustee and certain officers of the Trust are officers at UMBFS and or the Adviser. Pursuant to a Chief Compliance Officer Service Agreement, Beacon Compliance Consulting, Inc. provides CCO services to the Trust, including the provision of a qualified person to service as CCO of the Trust.

NOTE 3 — INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sales of securities excluding short-term investments for the six months ended March 31, 2025, were as follows:

Fund	Purchases	Sales
Very Conservative	$12,967,708.00	$12,381,667
Conservative	30,164,458	28,084,728
Conservative/Moderate	18,216,624	15,828,465
Moderate	81,701,031	81,936,658
Growth	117,832,289	121,176,999
Aggressive Growth	105,891,492	93,099,423

NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex- dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions during the year ended September 30, 2024 and the year ended September 30, 2023 were as follows:

	Year ended September 30, 2024
	Very Conservative Fund	Conservative Fund	Conservative/Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Distributions paid from:
Ordinary income	$968,742	$2,083,149	$958,093	$4,082,835	$5,419,680	$2,663,337
Realized gains	-	-	-	-	-	-
	$968,742	$2,083,149	$958,093	$4,082,835	$5,419,680	$2,663,337

	Year ended September 30, 2023
	Very Conservative Fund	Conservative Fund	Conservative/Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Distributions paid from:
Ordinary income	$766,844	$1,764,366	$722,893	$3,008,121	$4,086,615	$2,021,512
Realized gains	-	-	-	-	-	-
	$766,844	$1,764,366	$722,893	$3,008,121	$4,086,615	$2,021,512

48
SEMI ANNUAL REPORT

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2025 (Unaudited)

As of September 30, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	Very Conservative Fund	Conservative Fund	Conservative/Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Undistributed ordinary income	$237,331	$463,930	$229,807	$849,052	$1,137,646	$521,366
Undistributed long-term capital gains	-	-	-	-	1,275,542	4,359,779
Accumulated earnings	$237,331	$463,930	$229,807	$849,052	$2,413,188	$4,881,145
Accumulated capital, other losses, and differences in securities treatments	(2,313,844)	(5,820,857)	(2,059,381)	(6,467,423)	-	-
Unrealized appreciation/(depreciation)	628,639	2,684,807	2,170,550	15,680,260	36,399,694	30,811,046
Total accumulated earnings/(deficit)	$(1,447,874)	$(2,672,120)	$340,976	$10,061,889	$38,812,882	$35,692,191

As of September 30, 2024, each Fund had the following capital loss carryforwards that may be carried forward indefinitely and which retain the character of short-term or long-term in the amounts as follows:

Fund	Short Term	Long Term
Very Conservative	$1,653,841	$660,003
Conservative	4,021,838	1,799,019
Conservative/Moderate	1,838,423	220,958
Moderate	6,467,423	-

At March 31, 2025, the cost of securities for Federal Income Tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

	Very Conservative Fund	Conservative Fund	Conservative/Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Tax cost	$22,004,861	$48,819,374	$30,885,347	$136,378,972	$231,586,011	$184,520,771
Tax unrealized appreciation	275,622	1,253,062	1,147,014	9,402,913	23,106,840	17,853,558
Tax unrealized (depreciation)	(339,778)	(795,469)	(766,581)	(3,231,914)	(6,339,753)	(6,234,886)
Net unrealized appreciation/(depreciation)	$(64,156)	$457,593	$380,433	$6,170,999	$16,767,087	$11,618,672

The difference between book basis and cost basis net unrealized appreciation (depreciation) is attributable primarily to wash sales and grantor trusts.

49
SEMI ANNUAL REPORT

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2025 (Unaudited)

NOTE 5 – INVESTMENTS IN OTHER REGISTERED INVESTMENT COMPANIES

For purposes of the 1940 Act, each Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 of the 1940 Act permits the Fund to invest in other investment companies beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that the Fund enter into an agreement with such investment companies.

NOTE 6 — MARKET DISRUPTION AND GEOPOLITICAL RISKS

The prices of securities held by the Funds may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; military conflict; tariffs and trade wars; the spread of infectious illness or other public health issue; and currency, interest rate and commodity price fluctuations. The growth-oriented equity securities purchased by the Funds may involve large price swings and potential for loss. Factors leading to market volatility include uncertainties regarding rising inflation, central banks’ interest rate changes, political events, rising government debt in the U.S., trade tensions, the possibility of a national or global recession, and the ongoing wars in Europe and Middle East. Investors in the Funds should have a long-term perspective and be able to tolerate potentially sharp declines in value.

NOTE 7— NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s Consolidated Financial Statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

NOTE 8 — BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2025, for the benefit of its shareholders, CBNA Custodian FBO BPA Omnibus for Qualified Rollovers, held 45.2% and 25.9% of the total shares outstanding for Very Conservative and Conservative/Moderate, respectfully.

NOTE 9 — SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

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SEMI ANNUAL REPORT

The E-Valuator Funds

Important Disclosure Statements

Each Fund’s prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by Distribution Services, LLC, Portland, ME.

Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2025 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

51
SEMI ANNUAL REPORT

Investment Adviser:

Systelligence, LLC

7760 France Avenue South, Suite 620

Bloomington, Minnesota 55435

Distributor:

Distribution Services, LLC (an affiliate of ACA Group)

Three Canal Plaza

Suite 100

Portland, Maine 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

Legal Counsel:

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

Transfer Agent, Fund Accounting and Fund Administration:

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(b)	The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

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Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Information regarding the aggregate remuneration paid to the Funds’ directors is reported under “Trustee fees” on the Statements of Operations under Item 7 in this Form N-CSR.

Information regarding the aggregate remuneration paid to affiliates of the Funds’ officers is reported under “Contractual investment advisory fees,” “Fund accounting and administration fees,” Transfer agent fees and expenses,” and “Chief Compliance Officer fees” on the Statements of Operations under Item 7 in this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

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Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a) (1)	Not applicable to semi-annual reports.

(a) (2)	Not applicable to open-end management investment companies.

(a) (3)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (4)	Not applicable to open-end management investment companies.

(a) (5)	Not applicable.

(b)	Certification of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

E-Valuator Funds Trust

/s/ Kevin R.. Miller
By:	Kevin R. Miller
(Principal Executive Officer)
June 04, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Kevin R. Miller
By:	Kevin R. Miller
President
(Principal Executive Officer)

June 04, 2025

/s/ Louis Sagert
By:	Louis Sagert
Treasurer
(Principal Financial Officer)

June 04, 2025

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